UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-9689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

            525 Market Street, 12(th) Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
            525 Market Street, 12(th) Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                      Date of fiscal year end: May 31, 2005

                   Date of reporting period: February 28, 2005

ITEM 1. SCHEDULE OF INVESTMENTS


                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                   INTEREST
PRINCIPAL    SECURITY NAME                                                           RATE     MATURITY DATE        VALUE
ASSET-BACKED SECURITIES - 5.13%
$ 2,287,956  BANKAMERICA MANUFACTURED HOUSING CONTRACT SERIES 1997-1 CLASS A8        6.73%      06/10/2023     $   2,320,925
  1,535,000  BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1995-B CLASS A4+/-       2.66       12/01/2025         1,534,723
  1,392,067  BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1997-A CLASS A2+/-       2.66       12/01/2021         1,388,587
  5,000,000  CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS 1A5+/-                  6.60       02/25/2032         5,226,442
    540,958  CONTIMORTGAGE HOME EQUITY LOAN TRUST SERIES 1997-4 CLASS A7             6.63       09/15/2016           544,358
  3,181,523  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-SD4 CLASS A1+/-++     3.03       12/30/2034         3,181,523
    145,062  GE CAPITAL MORTGAGE SERVICES INCORPORATED SERIES 1997-HE2 CLASS A7      7.12       06/25/2027           144,873
  2,502,659  GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8                 6.86       07/15/2029         2,623,495
    514,870  GREEN TREE HOME EQUITY LOAN TRUST SERIES 1999-A CLASS M1                6.92       08/15/2026           517,356
  2,500,000  GREEN TREE HOME EQUITY LOAN TRUST SERIES 1999-C CLASS M2                8.36       07/15/2030         2,601,385
  2,145,000  MELLON BANK PREMIUM FINANCE LOAN MASTER SERIES 2004-1 CLASS A+/-        2.65       06/15/2009         2,151,818
    179,035  PASS-THROUGH AMORTIZING CREDIT CARD TRUSTS SERIES 2002-1A CLASS
             A2FL+/-++                                                               3.83       06/18/2012           179,019
  5,518,000  RENTAL CAR FINANCE CORPORATION SERIES 1997-1 CLASS B3++                 6.70       09/25/2007         5,535,592
  4,500,000  RESIDENTIAL FUNDING MORTGAGE SECURITIES II SERIES 2002-HI3 CLASS A6     5.98       08/25/2019         4,571,836
    166,390  VAN KAMPEN CLO I LIMITED+/-++                                           2.35       10/08/2007           166,390
  2,115,113  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2004-HE1
             CLASS A+/-                                                              2.87       06/25/2034         2,115,071

TOTAL ASSET-BACKED SECURITIES (COST $34,499,262)                                                                  34,803,393
                                                                                                               -------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.59%
  2,986,676  COUNTRYWIDE HOME LOANS++                                                6.50       11/25/2034         3,112,205
  1,209,317  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION 2003-17 CLASS 4A1       5.50       06/25/2033         1,205,647
  4,071,964  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION 2004-AR5
             CLASS 10A1+/-                                                           5.03       05/01/2034         4,090,721
  8,500,000  FANNIE MAE WHOLE LOAN SERIES 2002-W4 CLASS A4                           6.25       05/25/2042         8,752,962
  5,995,673  FANNIE MAE WHOLE LOAN SERIES 2004-W11 CLASS 1A3                         7.00       05/25/2044         6,312,435
  3,281,757  FANNIE MAE WHOLE LOAN SERIES 2004-W8 CLASS 3A                           7.50       06/25/2044         3,528,670
    170,708  LF ROTHSCHILD MORTGAGE TRUST SERIES 2 CLASS Z                           9.95       08/01/2017           180,572
  2,368,812  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 1997-C1
             CLASS A3                                                                7.12       06/18/2029         2,465,753
  2,541,524  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A4                 6.65       11/10/2030         2,589,250
    763,897  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS D                  7.56       11/10/2030           805,611
  5,399,958  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1+/-++        6.50       10/25/2034         5,563,819
    965,871  RESIDENTIAL FUNDING SECURITIES CORPORATION SERIES 2003-RP1
             CLASS A1+/-++                                                           3.15       11/25/2034           971,083
  5,090,765  SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                            3.00       10/20/2027         5,100,093

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $44,790,848)                                                      44,678,821
                                                                                                               -------------

CORPORATE BONDS & NOTES - 26.85%

AMUSEMENT & RECREATION SERVICES - 0.23%
  1,480,000  PEARSON DOLLAR FINANCIAL PLC++                                          5.70       06/01/2014         1,539,255
                                                                                                               -------------

BUSINESS SERVICES - 1.16%
  1,770,000  CENDANT CORPORATION<<                                                   7.38       01/15/2013         2,027,084
  1,650,000  FISERV INCORPORATED                                                     4.00       04/15/2008         1,633,135
  1,750,000  NCR CORPORATION++                                                       7.13       06/15/2009         1,898,626
  2,120,000  THOMPSON CORPORATION                                                    6.20       01/05/2012         2,306,706

                                                                                                                   7,865,551
                                                                                                               -------------

CHEMICALS & ALLIED PRODUCTS - 1.46%
  2,000,000  BRISTOL MYERS SQUIBB                                                    5.75       10/01/2011         2,117,908
  1,150,000  HOSPIRA INCORPORATED                                                    5.90       06/15/2014         1,205,989
  1,900,000  OLIN CORPORATION                                                        9.13       12/15/2011         2,322,089
  2,450,000  RPM INTERNATIONAL INCORPORATED                                          7.00       06/15/2005         2,458,247
  1,600,000  WYETH                                                                   6.95       03/15/2011         1,776,270

                                                                                                                   9,880,503
                                                                                                               -------------

COMMUNICATIONS - 0.83%
  1,425,000  COX COMMUNICATIONS INCORPORATED                                         7.88       08/15/2009         1,593,213
  1,495,000  QWEST CORPORATION                                                       5.63       11/15/2008         1,502,475

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                   INTEREST
PRINCIPAL    SECURITY NAME                                                           RATE     MATURITY DATE        VALUE
COMMUNICATIONS (continued)
$ 2,250,000  TIME WARNER INCORPORATED                                                6.88%      05/01/2012     $   2,521,386

                                                                                                                   5,617,074
                                                                                                               -------------

CONSUMER SERVICES - 0.31%
  1,955,000  NIELSEN MEDIA                                                           7.60       06/15/2009         2,132,872
                                                                                                               -------------

DEPOSITORY INSTITUTIONS - 5.41%
  3,300,000  ASSOCIATED BANCORP                                                      6.75       08/15/2011         3,638,481
  3,000,000  BANK ONE CAPITAL IV+/-                                                  3.90       09/01/2030         3,021,726
  5,000,000  BANKAMERICA CAPITAL III+/-                                              3.23       01/15/2027         4,834,080
  2,000,000  CHASE CAPITAL VI+/-                                                     3.37       08/01/2028         1,911,528
  3,000,000  CITY NATIONAL BANK                                                      6.75       09/01/2011         3,315,759
  1,750,000  COLONIAL BANK                                                           9.38       06/01/2011         2,040,099
    750,000  CORESTATES CAPITAL TRUST II+/-++                                        3.31       01/15/2027           728,576
  3,200,000  DEPOSIT GUARANTY CORPORATION                                            7.25       05/01/2006         3,327,930
  3,000,000  FIRSTAR BANK NA                                                         7.13       12/01/2009         3,341,544
  2,000,000  MANUFACTURERS & TRADERS TRUST COMPANY                                   8.00       10/01/2010         2,328,710
  2,250,000  NATIONAL CAPITAL COMMERCE INCORPORATED+/-                               3.54       04/01/2027         2,213,199
  2,150,000  TCF FINANCIAL BANK                                                      5.00       06/15/2014         2,142,879
  1,425,000  US BANK NATIONAL ASSOCIATION SERIES BKNT                                6.38       08/01/2011         1,555,053
  2,000,000  WACHOVIA BANK NA CHARLOTTE SERIES BKNT                                  7.80       08/18/2010         2,308,868

                                                                                                                  36,708,432
                                                                                                               -------------

EDUCATIONAL SERVICES - 0.60%
  3,750,000  STANFORD UNIVERSITY SERIES MTNA                                         6.16       04/30/2011         4,086,983
                                                                                                               -------------

ELECTRIC, GAS & SANITARY SERVICES - 0.90%
  2,000,000  DUKE ENERGY FIELD SERVICES LLC                                          7.88       08/16/2010         2,302,570
  2,000,000  EL PASO ELECTRIC COMPANY SERIES D                                       8.90       02/01/2006         2,086,954
  1,134,146  NIAGARA MOHAWK POWER CORPORATION SERIES F                               7.63       10/01/2005         1,160,956
    500,000  PEOPLES ENERGY CORPORATION                                              6.90       01/15/2011           555,551

                                                                                                                   6,106,031
                                                                                                               -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 0.60%
  1,400,000  SOLECTRON CORPORATION SERIES B                                          7.38       03/01/2006         1,438,500
  2,500,000  THOMAS & BETTS CORPORATION SERIES MTN                                   6.63       05/07/2008         2,620,093

                                                                                                                   4,058,593
                                                                                                               -------------

FINANCIAL SERVICES - 0.24%
  1,500,000  CITIGROUP INCORPORATED                                                  6.50       01/18/2011         1,651,242
                                                                                                               -------------

FOOD & KINDRED PRODUCTS - 1.24%
  2,000,000  CONAGRA FOODS INCORPORATED                                              7.88       09/15/2010         2,316,274
  1,500,000  GENERAL MILLS INCORPORATED                                              6.00       02/15/2012         1,609,202
  2,500,000  KELLOGG COMPANY<<                                                       6.60       04/01/2011         2,762,805
  1,600,000  KRAFT FOODS INCORPORATED                                                6.25       06/01/2012         1,742,862

                                                                                                                   8,431,143
                                                                                                               -------------

FORESTRY - 0.30%
  2,000,000  WEYERHAEUSER COMPANY                                                    6.00       08/01/2006         2,059,910
                                                                                                               -------------

HEALTH SERVICES - 0.63%
  2,800,000  AMERICAN ASSOCIATION OF RETIRED PERSONS++                               7.50       05/01/2031         3,410,352
    850,000  HEALTHSOUTH CORPORATION                                                 7.63       06/01/2012           860,625

                                                                                                                   4,270,977
                                                                                                               -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                   INTEREST
PRINCIPAL    SECURITY NAME                                                           RATE     MATURITY DATE        VALUE
HOLDING & OTHER INVESTMENT OFFICES - 0.84%
$ 1,920,000  BASELL AMERICA FINANCE++                                                7.60%      03/15/2007     $   1,959,226
  1,750,000  NATIONAL CITY BANK OF COLUMBUS SERIES 4                                 7.25       07/15/2010         1,975,074
    250,000  NATIONAL CITY BANK OF KENTUCKY SERIES BANK NOTE                         6.30       02/15/2011           272,277
  1,395,000  PRINCIPAL LIFE GLOBAL FUNDING I++                                       6.25       02/15/2012         1,519,571

                                                                                                                   5,726,148
                                                                                                               -------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.17%
  1,125,000  STEELCASE INCORPORATED                                                  6.38       11/15/2006         1,149,455
                                                                                                               -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.03%
    170,000  MARRIOTT INTERNATIONAL INCORPORATED SERIES B                            6.88       11/15/2005           174,050
                                                                                                               -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.09%
    600,000  APPLIED MATERIALS INCORPORATED SERIES MTNA                              6.70       09/06/2005           610,162
                                                                                                               -------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.64%
  2,000,000  ALLSTATE FINANCIAL GLOBAL FUNDING++                                     6.50       06/14/2011         2,177,226
  2,000,000  NLV FINANCIAL CORPORATION++                                             7.50       08/15/2033         2,172,592

                                                                                                                   4,349,818
                                                                                                               -------------

INSURANCE CARRIERS - 4.85%
  1,500,000  AMERUS GROUP COMPANY                                                    6.95       06/15/2005         1,512,333
  2,000,000  BLUE CROSS & BLUE SHIELD OF FLORIDA++                                   8.25       11/15/2011         2,276,898
  2,800,000  JOHN HANCOCK GLOBAL FUNDING II++                                        7.90       07/02/2010         3,222,293
    750,000  LINCOLN NATIONAL CORPORATION                                            6.20       12/15/2011           806,234
  2,200,000  MARKEL CORPORATION                                                      7.20       08/15/2007         2,292,468
  2,450,000  MINNESOTA LIFE INSURANCE COMPANY++                                      8.25       09/15/2025         3,144,967
  2,900,000  NEW YORK LIFE GLOBAL FUNDING++                                          5.38       09/15/2013         3,002,886
  1,650,000  PROTECTIVE LIFE US FUNDING TRUST++                                      5.88       08/15/2006         1,694,862
  1,500,000  PROVIDENT COMPANIES INCORPORATED                                        6.38       07/15/2005         1,511,250
  2,450,000  PRUDENTIAL INSURANCE COMPANY OF AMERICA++                               7.65       07/01/2007         2,633,740
  2,100,000  REINSURANCE GROUP OF AMERICA++                                          7.25       04/01/2006         2,154,214
  2,000,000  RELIASTAR FINANCIAL CORPORATION                                         8.00       10/30/2006         2,130,840
  1,385,000  SAFECO CORPORATION                                                      4.88       02/01/2010         1,393,364
  3,000,000  UNITRIN INCORPORATED                                                    5.75       07/01/2007         3,079,923
  2,050,000  WR BERKLEY CORPORATION                                                  5.13       09/30/2010         2,041,271

                                                                                                                  32,897,543
                                                                                                               -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.69%
  2,500,000  GENERAL ELECTRIC COMPANY                                                5.00       02/01/2013         2,537,418
  2,000,000  HONEYWELL INTERNATIONAL INCORPORATED                                    6.13       11/01/2011         2,160,786

                                                                                                                   4,698,204
                                                                                                               -------------

NATIONAL SECURITY & INTERNATIONAL AFFAIRS - 0.35%
  2,000,000  GOODRICH CORPORATION                                                    7.63       12/15/2012         2,355,604
                                                                                                               -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.99%
  1,925,000  ATHENA NEUROSCIENCES FINANCE LLC                                        7.25       02/21/2008         1,771,000
  2,500,000  FORD MOTOR CREDIT COMPANY                                               7.38       10/28/2009         2,621,015
  1,600,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                   7.75       01/19/2010         1,669,968
    685,000  GENERAL MOTORS ACCEPTANCE CORPORATION SERIES MTN+/-<<                   3.92       10/20/2005           688,005

                                                                                                                   6,749,988
                                                                                                               -------------

OIL & GAS EXTRACTION - 0.28%
  1,750,000  MARATHON OIL CORPORATION CONSOLIDATED                                   6.85       03/01/2008         1,876,623
                                                                                                               -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                     INTEREST
PRINCIPAL    SECURITY NAME                                                             RATE     MATURITY DATE        VALUE
PAPER & ALLIED PRODUCTS - 0.29%
$ 1,750,000  INTERNATIONAL PAPER COMPANY                                               6.75%      09/01/2011     $   1,941,522
                                                                                                                 -------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.23%
  1,520,000  EL PASO CGP COMPANY<<                                                     6.50       05/15/2006         1,565,600
                                                                                                                 -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.56%
  1,710,000  AMERICAN GREETINGS CORPORATION                                            6.10       08/01/2028         1,810,463
  1,750,000  VIACOM INCORPORATED                                                       7.70       07/30/2010         1,992,408

                                                                                                                     3,802,871
                                                                                                                 -------------

REAL ESTATE - 0.41%
  1,300,000  HOUSING URBAN DEVELOPMENT SERIES 04-A                                     5.08       08/01/2013         1,365,000
  1,250,000  SHURGARD STORAGE CENTERS                                                  7.75       02/22/2011         1,402,508

                                                                                                                     2,767,508
                                                                                                                 -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.79%
  2,600,000  GOLDMAN SACHS GROUP INCORPORATED+/-<<                                     3.02       07/23/2009         2,612,841
  2,500,000  MORGAN STANLEY                                                            6.75       04/15/2011         2,761,008

                                                                                                                     5,373,849
                                                                                                                 -------------

TELECOMMUNICATIONS - 0.35%
  2,310,000  SPRINT CAPITAL CORPORATION                                                6.00       01/15/2007         2,387,209
                                                                                                                 -------------

TRANSPORTATION BY AIR - 0.85%
  1,618,775  CONTINENTAL AIRLINES INCORPORATED SERIES 972A                             7.15       06/30/2007         1,508,391
    429,004  CONTINENTAL AIRLINES INCORPORATED SERIES 974C                             6.80       07/02/2007           362,522
    521,473  DELTA AIR LINES INCORPORATED<<                                            7.78       01/02/2012           298,373
  2,529,345  FEDEX CORPORATION SERIES 97-B                                             7.52       01/15/2018         2,762,730
    827,503  NORTHWEST AIRLINES INCORPORATED SERIES 991A                               6.81       02/01/2020           757,025
  1,000,000  UNITED AIR LINES INCORPORATED SERIES 01-1^^                               6.83       09/01/2008            85,332

                                                                                                                     5,774,373
                                                                                                                 -------------

TRANSPORTATION EQUIPMENT - 0.53%
  1,750,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                    7.75       01/18/2011         1,989,510
  1,500,000  NAVISTAR INTERNATIONAL CORPORATION SERIES B                               9.38       06/01/2006         1,586,250

                                                                                                                     3,575,760
                                                                                                                 -------------

TOTAL CORPORATE BONDS & NOTES (COST $177,425,518)                                                                  182,184,853
                                                                                                                 -------------

MUNICIPAL BONDS & NOTES - 3.46%
  2,300,000  BRIDGEPORT COUNTY GO TAXABLE PENSION BONDS FGIC INSURED                   7.33       01/15/2007         2,435,815
  3,035,000  CITY OF MINNEAPOLIS MN SERIES A                                           6.00       02/01/2026         3,135,458
  3,805,000  HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES LEASING REVENUE         7.40       12/01/2025         4,744,683
  3,850,000  INDIANA BOND BANK REVENUE                                                 4.73       01/15/2014         3,816,505
    890,000  LA CROSSE WI SERIES B                                                     5.00       12/01/2009           902,638
    940,000  LA CROSSE WI SERIES B                                                     5.20       12/01/2010           958,678
  2,210,000  LOYOLA UNIVERSITY ILLINOIS                                                4.80       07/01/2013         2,152,518
  2,000,000  MINNEAPOLIS & ST PAUL MN METROPOLITAN AIRPORTS COMMISSION SERIES 15       6.05       01/01/2012         2,162,340
  1,015,000  STATE OF ILLINOIS                                                         4.95       06/01/2023           995,796
  1,000,000  STATE OF TEXAS                                                            7.15       12/01/2009         1,107,230
  1,000,000  STRATFORD CT                                                              6.28       02/15/2009         1,069,070

                                                                                                                    23,480,731
                                                                                                                 -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $22,159,211)                                                                    23,480,731
                                                                                                                 -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                     INTEREST
PRINCIPAL    SECURITY NAME                                                             RATE     MATURITY DATE        VALUE
US GOVERNMENT AGENCY SECURITIES - 41.73%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.76%
$    42,959  FHLMC #410425+/-                                                          3.69%      09/01/2026     $      44,496
     36,759  FHLMC #410464+/-                                                          4.13       11/01/2026            37,930
    245,219  FHLMC #606279+/-                                                          3.36       02/01/2015           245,219
     82,363  FHLMC #846367+/-                                                          3.93       04/01/2029            84,905
  1,828,251  FHLMC #90248                                                              6.00       06/01/2017         1,901,039
    328,830  FHLMC #A15838                                                             5.50       12/01/2033           332,413
  4,033,327  FHLMC #A16678                                                             5.50       12/01/2033         4,077,273
  1,799,300  FHLMC #E90573<<                                                           6.00       07/01/2017         1,870,936
  5,610,677  FHLMC SERIES 1675 CLASS KZ                                                6.50       02/15/2024         5,885,090
  5,930,000  FHLMC SERIES 2358 CLASS PD                                                6.00       09/15/2016         6,133,375
 12,500,000  FHLMC SERIES 2363 CLASS PF                                                6.00       09/15/2016        12,911,289
 16,300,000  FHLMC SERIES 2416 CLASS PE                                                6.00       10/15/2021        16,816,076
  2,000,000  FHLMC SERIES 2439 CLASS LG                                                6.00       09/15/2030         2,035,325
  3,785,667  FHLMC SERIES T-20 CLASS A6+/-                                             7.49       09/25/2029         3,871,584
 17,830,595  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A4Z            6.50       02/25/2042        18,538,256
  4,663,976  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A             7.50       09/25/2043         5,012,319

                                                                                                                    79,797,525
                                                                                                                 -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 24.91%
     29,723  FNMA #342042+/-                                                           3.43       06/01/2025            30,416
     53,553  FNMA #344689+/-                                                           3.51       11/01/2025            54,810
     61,317  FNMA #344692+/-                                                           3.88       10/01/2025            62,382
     53,106  FNMA #347712+/-                                                           3.50       06/01/2026            54,802
  2,399,060  FNMA #375462<<                                                            6.61       11/01/2007         2,511,687
  4,571,395  FNMA #380581                                                              6.18       08/01/2008         4,787,143
  3,844,537  FNMA #383017                                                              6.49       01/01/2008         4,025,513
  3,306,891  FNMA #386890                                                              3.99       04/01/2011         3,198,384
  6,418,621  FNMA #555326                                                              5.50       04/01/2033         6,478,667
    758,073  FNMA #557072+/-                                                           3.17       06/01/2040           786,024
  1,735,842  FNMA #656566<<                                                            5.50       04/01/2018         1,779,455
  3,842,596  FNMA #678939                                                              5.50       02/01/2018         3,939,141
 10,918,256  FNMA #725232                                                              5.00       03/01/2034        10,788,984
  4,776,427  FNMA #731996+/-                                                           4.09       09/01/2033         4,767,108
  1,322,933  FNMA #73272<<                                                             6.48       12/01/2005         1,332,683
  4,238,120  FNMA #739757+/-                                                           4.07       08/01/2033         4,238,619
  8,679,786  FNMA #741305                                                              5.00       09/01/2018         8,747,505
  5,355,076  FNMA #741458+/-                                                           4.48       10/01/2033         5,339,730
  5,983,012  FNMA #763644                                                              5.50       01/01/2034         6,038,983
  8,302,749  FNMA #765178                                                              5.00       01/01/2019         8,367,527
  2,245,222  FNMA #765769<<                                                            5.00       02/01/2019         2,262,739
  9,257,430  FNMA #789463+/-                                                           4.44       06/01/2034         9,268,551
  7,359,921  FNMA #801908                                                              5.00       11/01/2019         7,417,343
    999,494  FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                                7.00       12/25/2041         1,055,715
  5,748,804  FNMA GRANTOR TRUST SERIES 2004-T2                                         6.00       11/25/2034         5,874,316
  4,257,655  FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                                6.00       02/25/2044         4,363,373
     30,756  FNMA SERIES 1988-5 CLASS Z                                                9.20       03/25/2018            32,599
  1,791,773  FNMA SERIES 1998-M6 CLASS A2                                              6.32       08/15/2008         1,885,099
  5,000,000  FNMA SERIES 2001-M1 CLASS B                                               6.12       05/25/2013         5,323,523
  2,716,452  FNMA SERIES 2002-90 CLASS A2                                              6.50       11/25/2042         2,825,961
  4,739,453  FNMA SERIES 2003-86 CLASS PT                                              4.50       09/25/2018         4,728,759
 16,583,243  FNMA SERIES 2003-92 CLASS HP                                              4.50       09/25/2018        16,547,295
  5,721,976  FNMA SERIES 2003-97 CLASS CA                                              5.00       10/25/2018         5,784,099
  2,315,225  FNMA SERIES 2003-W4 3A                                                    7.00       10/25/2042         2,445,456
 14,500,000  FNMA TBA%%                                                                4.50       03/15/2035        14,305,149
  7,500,000  FNMA WHOLE LOAN SERIES 2003-W2 CLASS 2A7                                  5.50       07/25/2042         7,577,186

                                                                                                                   169,026,726
                                                                                                                 -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                     INTEREST
PRINCIPAL    SECURITY NAME                                                             RATE     MATURITY DATE        VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.72%
$   112,918  GNMA #473917<<                                                            7.00%      04/15/2028     $     119,609
    328,868  GNMA #531436                                                              7.00       06/15/2042           374,573
      6,859  GNMA #531965                                                              7.72       12/15/2041             7,735
    238,662  GNMA #533858                                                              7.35       06/15/2042           268,090
    945,505  GNMA #780626<<                                                            7.00       08/15/2027         1,001,522
 26,500,000  GNMA SERIES 2003-38 CLASS JC+/-                                           7.04       08/16/2042        30,218,631

                                                                                                                    31,990,160
                                                                                                                 -------------

STUDENT LOAN MARKETING ASSOCIATION - 0.34%
  2,300,000  SLMA SERIES 1999-3 CLASS CTFS+/-                                          3.10       01/26/2015         2,309,269
                                                                                                                 -------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $282,670,110)                                                          283,123,680
                                                                                                                 -------------

SHARES
PRIVATE INVESTMENT PARTNERSHIPS - 0.22%
  2,500,000  TOLL ROAD INVESTMENT PARTNERSHIP II LP++                                                                1,469,972
                                                                                                                 -------------

TOTAL PRIVATE INVESTMENT PARTNERSHIPS (COST $1,323,034)                                                              1,469,972
                                                                                                                 -------------

PRINCIPAL
US TREASURY SECURITIES - 12.98%

US TREASURY BONDS - 12.80%
  4,500,000  US TREASURY BOND<<                                                        7.25       05/15/2016         5,585,449
  1,000,000  US TREASURY BOND<<                                                        7.50       11/15/2016         1,268,594
  6,500,000  US TREASURY BOND<<                                                        8.00       11/15/2021         8,936,739
 14,250,000  US TREASURY BOND<<                                                        7.25       08/15/2022        18,435,382
 23,150,000  US TREASURY BOND<<                                                        6.25       08/15/2023        27,280,840
  4,310,000  US TREASURY BOND<<                                                        6.75       08/15/2026         5,432,621
  1,730,000  US TREASURY BOND<<                                                        6.13       08/15/2029         2,062,688
  8,250,000  US TREASURY BOND<<                                                        5.38       02/15/2031         9,071,131
  2,325,000  US TREASURY BOND - INFLATION PROTECTED<<**                                3.38       04/15/2032         3,294,379
  8,500,000  US TREASURY STRIP PRINCIPAL<<^                                            4.53       02/15/2015         5,452,410

                                                                                                                    86,820,233
                                                                                                                 -------------

US TREASURY NOTES - 0.18%
  1,230,000  US TREASURY NOTE<<                                                        4.38       08/15/2012         1,242,539
                                                                                                                 -------------

TOTAL US TREASURY SECURITIES (COST $83,675,994)                                                                     88,062,772
                                                                                                                 -------------

SHARES
COLLATERAL FOR SECURITIES LENDING - 15.84%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.30%
  2,640,997  EVERGREEN FUNDS - INSTITUTIONAL MONEY MARKET FUND                                                       2,640,997
  4,999,995  DEUTSCHE SCUDDER INSTITUTIONAL FUND                                                                     4,999,995
  1,199,835  SHORT TERM INVESTMENTS COMPANY LIQUID ASSETS PORTFOLIO                                                  1,199,835

                                                                                                                     8,840,827
                                                                                                                 -------------

PRINCIPAL
COLLATERAL INVESTED IN OTHER SHORT-TERM ASSETS- 14.54%

  5,280,995  BELFORD US CAPITAL COMPANY FLOATING RATE NOTE                             2.59       06/21/2005         5,280,731

  1,583,998  BETA FINANCE INCORPORATED MEDIUM TERM NOTE                                2.66       06/02/2006         1,584,141

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                     INTEREST
PRINCIPAL    SECURITY NAME                                                             RATE     MATURITY DATE        VALUE
$ 4,999,995  BLUE RIDGE ASSET FUNDING                                                  2.60%      03/01/2005     $   4,999,995

  2,640,997  CC USA INCORPORATED MEDIUM TERM NOTE                                      2.74       07/05/2005         2,642,450

  2,999,997  CONCORD MINUTEMEN CAPITAL COMPANY COMMERCIAL PAPER SERIES B               2.57       03/08/2005         2,999,997

  2,999,997  CONCORD MINUTEMEN CAPITAL COMPANY COMMERCIAL PAPER SERIES B               2.57       03/07/2006         2,901,387

  1,583,998  DEUTSCHE BANK CERTIFICATE OF DEPOSIT                                      2.78       11/10/2005         1,572,277

  2,112,998  K2 USA LLC FLOATING RATE NOTE                                             2.65       07/24/2006         2,112,977

  2,640,997  LEHMAN BROTHERS HOLDINGS MEDIUM TERM NOTE                                 2.82       12/23/2005         2,642,661

  5,280,995  LINKS FINANCE LLC FLOATING RATE NOTE                                      2.58       03/15/2006         5,279,939

  3,168,997  LIQUID FUNDING LIMITED FLOATING RATE CERTIFICATE OF DEPOSIT               2.66       03/29/2005         3,162,627

  2,640,997  LIQUID FUNDING LIMITED FLOATING RATE CERTIFICATE OF DEPOSIT               2.65       03/31/2005         2,640,997

  3,696,996  LIQUID FUNDING LIMITED FLOATING RATE CERTIFICATE OF DEPOSIT               2.65       06/01/2005         3,696,996

  2,111,998  MORGAN STANLEY SENIOR NOTE SERIES EXL                                     2.59       08/13/2010         2,111,935

  5,280,995  MORGAN STANLEY CPDN                                                       2.71       04/22/2005         5,260,399

  5,280,995  NATEXIS BANQUE NY DEPOSIT NOTE                                            2.73       06/09/2005         5,264,096

  2,999,997  PICAROS FUNDING LLC CPDN                                                  2.54       03/01/2005         2,999,997

  5,280,995  RACERS TRUST 2004-6-MM                                                    2.60       05/20/2005         5,283,001

  5,280,995  SECURITY LIFE OF DENVER FUNDING AGREEMENT                                 2.76       06/03/2005         5,280,993

  5,280,995  TANGO FINANCIAL CORPORATION MEDIUM TERM NOTE                              2.65       10/25/2006         5,279,886

  4,999,995  TRANSAMERICA ASSET FUNDING COMMERCIAL PAPER                               2.54       03/08/2005         4,997,545

  2,640,997  TRAVELERS INSURANCE FUNDING AGREEMENT                                     2.67       02/10/2006         2,640,945

 17,999,980  BEAR STEARNS AND COMPANY AGENCY MORTGAGE REPURCHASE AGREEMENT             2.64       03/01/2005        17,999,980

                                                                                                                    98,635,954
                                                                                                                 -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $107,476,781)                                                        107,476,781
                                                                                                                 -------------

SHORT-TERM INVESTMENTS - 4.47%
 30,314,491  WELLS FARGO MONEY MARKET TRUST(#)>>                                                                    30,314,491
                                                                                                                 -------------

TOTAL SHORT-TERM INVESTMENTS (COST $30,314,491)                                                                     30,314,491
                                                                                                                 -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $784,335,249)*                                        117.27%                                              $ 795,595,494

OTHER ASSETS AND LIABILITIES, NET                           (17.27)                                               (117,186,797)
                                                            ------                                               -------------

TOTAL NET ASSETS                                            100.00%                                              $ 678,408,697
                                                            ------                                               -------------

+/-   VARIABLE RATE SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $14,486,406.

** U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

(#) THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $30,314,491.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


8


                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                     INTEREST
PRINCIPAL    SECURITY NAME                                                             RATE     MATURITY DATE        VALUE
ASSET-BACKED SECURITIES - 13.80%
$   108,109  ASSET BACKED SECURITIES CORPORATION HOME EQUITY SERIES 2001-HE2
             CLASS A1+/-                                                                2.85%      06/15/2031     $     108,795
  2,000,000  BANK ONE ISSUANCE TRUST SERIES 2002-C2+/-                                  3.58       05/15/2008         2,007,448
  3,000,000  BANK ONE ISSUANCE TRUST SERIES 2003-B3+/-                                  2.91       05/16/2011         3,017,246
  1,979,082  BANKAMERICA MANUFACTURED HOUSING CONTRACT SERIES 1997-1 CLASS A8           6.73       06/10/2023         2,007,600
  7,645,000  BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1995-A CLASS A3+/-          2.24       06/01/2025         7,644,312
    516,101  CHASE FUNDING LOAN ACQUISITION TRUST SERIES 2001-FF1A2+/-                  2.89       04/25/2031           516,406
    400,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2001-B2 CLASS B2+/-             2.93       12/10/2008           402,330
  1,035,556  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-BC1 CLASS A1+/-          3.05       03/25/2033         1,036,884
    565,310  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD1 CLASS A1+++/-        3.34       12/25/2032           566,104
  1,251,609  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD2 CLASS A1+++/-        3.15       09/25/2032         1,260,983
  1,283,886  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD3 CLASS A1+++/-        3.07       01/25/2033         1,290,159
  3,748,846  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-SD2 CLASS A1+++/-        3.02       11/25/2033         3,752,370
    395,027  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2000-B CLASS A2+/-               2.82       08/15/2026           395,044
  2,208,572  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2001-A CLASS A+/-                2.83       04/15/2027         2,210,723
  2,077,292  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-D CLASS A+/-                2.83       08/15/2028         2,076,512
  1,778,159  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-G+/-                        2.96       12/15/2028         1,787,327
    680,833  EQCC HOME EQUITY LOAN TRUST SERIES 1998-4 CLASS A1F+/-                     3.03       01/15/2029           682,557
  1,177,284  FHABS 2004 HE-1+/-                                                         2.86       01/25/2024         1,176,732
  4,502,443  FHABS SERIES 2004-HE3 CLASS A+/-                                           2.94       10/25/2034         4,514,779
  2,335,351  FIFTH THIRD HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-                2.85       09/20/2023         2,336,889
    597,189  FIFTH THIRD MORTGAGE LOAN TRUST SERIES 2002-FTB1 CLASS 4A1+/-              6.03       11/19/2032           599,511
  1,917,873  FIRST PLUS HOME LOAN TRUST SERIES 1997-3 CLASS A8                          7.55       11/10/2023         1,917,001
  5,723,775  FLEET HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-                      2.85       01/20/2033         5,729,058
  1,566,341  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 1999-2 CL A3+/-                2.89       11/25/2029         1,566,926
  2,341,804  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2001-HE3 CLASS A2+/-           2.93       03/25/2027         2,345,586
  1,500,000  GOLDEN SECURITIES CORPORATION SERIES 2003-A CLASS A1+++/-                  2.89       12/02/2013         1,500,570
  1,536,498  HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2002-2, CLASS A+/-                 2.90       04/20/2032         1,539,276
  2,989,000  KEYCORP STUDENT LOAN TRUST SERIES 2003-A CLASS 2A1+/-                      2.85       10/25/2025         2,987,598
    746,507  LEHMAN BROTHERS+/-                                                         2.87       12/25/2033           746,862
  2,378,895  MELLON RESIDENTIAL FUNDING CORPORATION SERIES 2001-TBC1 CLASS A1+/-        2.94       11/15/2031         2,379,727
  6,227,460  MSDWCC HELOC TRUST SERIES 2003-1A CLASS A+/-                               2.92       11/25/2015         6,245,170
    470,953  NELLIE MAE INCORPORATED SERIES 1996-1 CLASS A2+/-                          2.85       12/15/2018           471,060
  1,679,525  OPTION ONE MORTGAGE LOAN TRUST SERIES 2003-1 CLASS A2+/-                   3.07       02/25/2033         1,684,806
    170,083  PASS-THROUGH AMORTIZING CREDIT CARD TRUSTS SERIES 2002-1A
             CLASS A2FL+/-++                                                            3.94       06/18/2012           170,068
    134,275  PASS-THROUGH AMORTIZING CREDIT CARD TRUSTS SERIES 2002-A1
             CLASS A1FL+/-++                                                            3.34       06/18/2012           134,256
  2,102,644  RESIDENTIAL ASSET SECURITIES 04-RP1 A2A+++/-                               2.23       11/25/2042         2,106,125
  2,697,236  SEQUOIA MORTGAGE TRUST SERIES 2003-2 CLASS A1+/-                           2.93       06/20/2033         2,698,172
  3,030,990  SEQUOIA MORTGAGE TRUST SERIES 5 CLASS A+/-                                 2.95       10/19/2026         3,031,274
  2,000,000  STRUCTURED ASSET REPACKAGED TRUST+++/-                                     3.00       03/21/2006         2,004,082
  3,430,568  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2003-9A CLASS 2A1+/-        3.83       03/25/2033         3,407,887
     33,573  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2003-NP2 A1+++/-            2.95       12/25/2032            33,573
    658,189  VENDEE MORTGAGE TRUST SERIES 2002-3 CLASS B                                6.00       03/15/2021           660,137
    729,754  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2002-HE2 A+/-            3.08       12/25/2032           733,288
  4,925,081  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2003-HE2 ALL1+/-         2.91       07/02/2018         4,936,878
  3,595,693  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2004-HE1
             CLASS A+/-                                                                 2.87       06/25/2034         3,595,620
  5,096,925  WASHINGTON MUTUAL SERIES 2003-AR1 CLASS A6+/-                              4.50       03/25/2033         5,102,293

TOTAL ASSET-BACKED SECURITIES (COST $96,665,178)                                                                     97,118,004
                                                                                                                  -------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 23.09%
    298,631  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-G CLASS 2A1+/-             5.13       07/20/2032           299,310
  2,427,650  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2003-A CLASS 2A2+/-             4.57       02/25/2033         2,439,340
  6,025,000  CHESAPEAKE FUNDING LLC SERIES 2003-2 A1+/-                                 2.79       11/07/2008         6,029,571
  7,902,353  COUNTRYWIDE HOME LOANS SERIES 2004-25 CLASS 1A3+/-                         3.01       04/25/2025         7,912,295
  7,836,032  COUNTRYWIDE HOME LOANS SERIES 2004-29 CLASS 2A1+/-                         2.98       12/29/2034         7,841,517
  6,819,287  COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 1AF+++/-                       3.05       11/25/2034         6,819,287
    871,634  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2002-AR17
             CLASS 2A1+/-                                                               4.43       12/19/2039           871,376
  1,864,532  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2003-AR2
             CLASS 2A1+/-                                                               4.88       02/25/2033         1,858,395
  6,389,756  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 3A3+/-                         2.47       09/25/2033         6,379,613
  2,750,000  FIFTH THIRD AUTO TRUST SERIES 2004-A CLASS A4                              3.70       10/20/2011         2,724,410

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                     INTEREST
PRINCIPAL    SECURITY NAME                                                             RATE     MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,248,878  GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-1 A+/-                       2.88%      07/25/2029     $   1,249,985
  6,380,358  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+++/-                     3.05       10/25/2034         6,411,670
  7,390,319  HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-                2.94       01/19/2035         7,390,319
  3,500,000  MALL OF AMERICA COMPANY LLC SERIES 2000-1 CLASS A+/-++                     2.89       03/12/2010         3,500,161
  6,838,154  MERRILL LYNCH CREDIT CORPORATION MORTGAGE INVESTORS INCORPORATED+/-        3.55       03/25/2028         6,880,647
  3,009,239  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2003-A2
             CLASS 2A2+/-                                                               4.21       02/25/2033         3,008,150
  8,963,665  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1995-B CLASS A+/-              2.99       10/15/2020         8,986,201
    808,289  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1996-C CLASS A+/-              2.97       09/15/2021           809,619
  1,629,758  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1997-B CLASS A+/-              2.76       03/16/2026         1,632,239
  6,711,825  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1999-A CLASS A+/-              2.97       03/15/2025         6,739,236
  6,166,321  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-B CLASS A1+/-             2.99       04/25/2028         6,197,199
  5,101,416  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2004-A A1+/-                   2.88       04/25/2029         5,059,179
  5,687,806  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HYB1 CLASS A3+/-          4.60       03/25/2033         5,708,557
  2,723,888  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A1V+/-                2.94       11/10/2030         2,726,146
  2,176,180  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A4                    6.65       11/10/2030         2,217,045
    539,221  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS D                     7.56       11/10/2030           568,667
    488,718  PROVIDIAN HOME EQUITY LOAN TRUST SERIES 1999-1 A+/-                        2.94       06/25/2025           489,825
  2,413,562  RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES
             2003-HS1 AII+/-                                                            2.94       12/25/2032         2,416,486
  4,600,209  RESIDENTIAL FUNDING MORTGAGE SECURITIES SERIES 2004-HS3 CLASS A+/-         2.92       09/25/2029         4,603,108
  1,770,763  RESIDENTIAL FUNDING SECURITIES CORPORATION SERIES 2003-RP1
             CLASS A1+/-++                                                              3.15       05/05/2033         1,780,319
  6,721,453  SASC 04-NP2 A1+++/-                                                        2.67       11/30/2034         6,719,369
  2,237,730  SASC SERIES 2003-39EX+/-                                                   3.10       08/25/2033         2,241,813
  8,484,608  SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                               2.90       10/20/2027         8,500,155
  9,332,783  SEQUOIA MORTGAGE TRUST SERIES 2003-8 A1+/-                                 2.92       12/20/2033         9,327,277
  4,098,790  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2004-S3 CLASS A+/-          2.90       10/25/2034         4,108,839
 10,000,000  WASHINGTON MUTUAL SERIES 2005-AR1 A-1A 1MLIB+32+/-                         2.72       01/25/2035         9,990,876

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $161,737,422)                                                       162,438,201
                                                                                                                  -------------

CORPORATE BONDS & NOTES - 25.84%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.43%
  2,984,000  REEBOK INTERNATIONAL LIMITED                                               6.75       09/15/2005         3,023,777
                                                                                                                  -------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.51%
  3,550,000  MASCO CORPORATION SERIES 144A+/-++                                         2.70       03/09/2007         3,557,838
                                                                                                                  -------------

CHEMICALS & ALLIED PRODUCTS - 0.68%
  1,000,000  ELI LILLY & COMPANY+/-                                                     2.92       08/24/2007         1,000,300
  3,775,000  RPM INTERNATIONAL INCORPORATED                                             7.00       06/15/2005         3,787,707

                                                                                                                      4,788,007
                                                                                                                  -------------

COMMUNICATIONS - 0.72%
  3,080,000  COX RADIO INCORPORATED                                                     6.63       02/15/2006         3,152,983
  1,825,000  TIME WARNER COMPANIES INCORPORATED                                         8.11       08/15/2006         1,928,319

                                                                                                                      5,081,302
                                                                                                                  -------------

DEPOSITORY INSTITUTIONS - 3.35%
  2,000,000  ASSOCIATED BANK NA ASBC FLOAT 02 08+/-                                     2.87       02/01/2008         1,998,232
  2,100,000  BANK OF AMERICA CORPORATION SERIES MTN1+/-                                 3.14       08/26/2005         2,103,001
  3,000,000  BANKERS TRUST CORPORATION                                                  8.25       05/01/2005         3,024,675
  2,225,000  BB&T CORPORATION+/-                                                        6.38       06/30/2005         2,247,868
  3,497,000  FIFTH THIRD BANK MICHIGAN+/-                                               7.75       08/15/2010         3,556,606
  3,500,000  HUNTINGTON NATIONAL BANK FLOAT 01 07+/-                                    2.78       01/26/2007         3,500,000
  2,700,000  STATE STREET CAPITAL TRUST II+/-                                           3.29       02/15/2008         2,710,403
  1,250,000  US BANCORP FIRST BANK                                                      7.63       05/01/2005         1,259,105
    425,000  WACHOVIA CORPORATION                                                       6.88       09/15/2005           432,819
  2,710,000  WASHINGTON MUTUAL BANK FA SERIES MTN<<+/-                                  3.05       07/25/2006         2,721,629

                                                                                                                     23,554,338
                                                                                                                  -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                     INTEREST
PRINCIPAL    SECURITY NAME                                                             RATE     MATURITY DATE        VALUE
ELECTRIC, GAS & SANITARY SERVICES - 2.20%
$ 4,000,000  DUKE ENERGY CORPORATION+/-                                                 2.89%      12/08/2005     $   4,007,440
  3,765,000  DUKE ENERGY FIELD SERVICES LLC                                             7.50       08/16/2005         3,834,250
  3,550,000  EL PASO ELECTRIC COMPANY SERIES D                                          8.90       02/01/2006         3,704,343
    884,635  NIAGARA MOHAWK POWER CORPORATION SERIES F                                  7.63       10/01/2005           905,547
  2,995,000  PUGET SOUND ENERGY INCORPORATED+/-                                         2.96       07/14/2006         2,996,521

                                                                                                                     15,448,101
                                                                                                                  -------------

FINANCIAL SERVICES - 0.36%
  2,500,000  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+++/-                         2.78       07/11/2006         2,504,733
                                                                                                                  -------------

FOOD & KINDRED PRODUCTS - 0.47%
  1,555,000  GENERAL MILLS INCORPORATED                                                 6.45       10/15/2006         1,615,560
  1,600,000  RUBBERMAID INCORPORATED                                                    6.60       11/15/2006         1,664,403

                                                                                                                      3,279,963
                                                                                                                  -------------

FOOD STORES - 0.64%
  4,500,000  SAFEWAY INCORPORATED+/-                                                    3.21       11/01/2005         4,504,158
                                                                                                                  -------------

FORESTRY - 0.24%
  1,653,000  WEYERHAEUSER COMPANY<<                                                     6.13       03/15/2007         1,722,614
                                                                                                                  -------------

HOLDING & OTHER INVESTMENT OFFICES - 0.53%
  3,750,000  PRINCIPAL LIFE GLOBAL FUNDING I SERIES MTN+/-++                            2.88       05/27/2005         3,753,611
                                                                                                                  -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.36%
  2,500,000  MARRIOTT INTERNATIONAL INCORPORATED SERIES B                               6.88       11/15/2005         2,559,553
                                                                                                                  -------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.95%
  2,675,000  ALLSTATE FINANCIAL GLOBAL FUNDING+++/-                                     2.88       03/22/2005         2,675,559
  4,000,000  NATIONWIDE LIFE GLOBAL FIND SERIES+++/-                                    2.88       05/15/2007         4,002,148

                                                                                                                      6,677,707
                                                                                                                  -------------

INSURANCE CARRIERS - 1.85%
  1,900,000  AMERUS GROUP COMPANY                                                       6.95       06/15/2005         1,915,622
    625,000  BERKLEY CORPORATION SERIES MTNA                                            6.38       04/15/2005           627,166
  2,840,000  HARTFORD LIFE GLOBAL FUND+/-                                               2.66       09/15/2009         2,826,902
  1,000,000  LINCOLN NATIONAL CORPORATION                                               7.25       05/15/2005         1,009,058
  3,000,000  PROVIDENT COMPANIES INCORPORATED                                           6.38       07/15/2005         3,022,500
  3,500,000  UNITRIN INCORPORATED                                                       5.75       07/01/2007         3,593,243

                                                                                                                     12,994,491
                                                                                                                  -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 7.02%
  3,575,000  AMERICAN EXPRESS CENTURION+/-                                              2.69       07/19/2007         3,574,410
  2,000,000  AMERICAN GENERAL FINANCE SERIES MTNH+/-                                    2.66       04/05/2007         1,997,864
  3,142,000  EQUIFAX INCORPORATED                                                       6.30       07/01/2005         3,173,703
  4,750,000  FORD MOTOR CREDIT COMPANY+/-                                               2.90       04/28/2005         4,744,599
  4,650,000  GENERAL MOTORS ACCEPTANCE CORPORATION SERIES MTN+/-                        3.92       10/20/2005         4,670,399
  4,180,000  GOLDMAN SACHS GROUP INCORPORATED+/-                                        2.75       01/09/2007         4,185,012
  2,000,000  JOHN HANCOCK GLOBAL FUNDING II SERIES+++/-                                 2.73       04/03/2009         1,999,202
  2,325,000  KEYCORP+/-                                                                 2.89       07/23/2007         2,325,907
    696,000  LEHMAN BROTHERS HOLDINGS CORPORATION SERIES EMTN+/-                        2.46       09/28/2005           697,990
  2,565,000  MARSHALL AND ILSLEY BANK+/-                                                2.05       10/02/2006         2,487,152
  3,380,000  MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION FLOATING RATE+/-          3.02       11/24/2006         3,383,471
  1,881,455  MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION HELOC TRUST SERIES
             2003-2 A+/-                                                                2.91       04/25/2016         1,883,637
  5,391,626  RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2003-3 A+/-                      3.15       12/25/2033         5,415,853
  2,131,684  RESIDENTIAL FUNDING MORTGAGE SECURITIES SERIES 2002-HS3 2A+/-              2.99       08/25/2032         2,134,826

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                     INTEREST
PRINCIPAL    SECURITY NAME                                                             RATE     MATURITY DATE        VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
$ 1,671,981  SOVEREIGN BANKCORP++                                                      10.20%      06/30/2005     $   1,691,309
  2,000,000  US TRUST COMPANY NEW YORK+/-                                               2.77       03/13/2006         2,002,660
  3,000,000  VOLKSWAGEN CREDIT INCORPORATED+++/-                                        2.93       07/21/2005         2,999,577

                                                                                                                     49,367,571
                                                                                                                  -------------

OIL & GAS EXTRACTION - 1.40%
  3,172,000  COLUMBIA ENERGY GROUP                                                      6.80       11/28/2005         3,248,045
  2,970,000  HALLIBURTON COMPANY+/-                                                     3.57       10/17/2005         2,991,099
  3,595,000  PIONEER NATIONAL RESOURCES                                                 8.88       04/15/2005         3,617,645

                                                                                                                      9,856,789
                                                                                                                  -------------

PAPER & ALLIED PRODUCTS - 0.32%
  2,285,000  AVERY DENNISON CORPORATION+/-                                              3.00       08/10/2007         2,285,242
                                                                                                                  -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.08%
    525,000  DONNELLEY & SONS SERIES MTNC                                               6.66       07/06/2005           530,224
                                                                                                                  -------------

RAILROAD TRANSPORTATION - 0.31%
  2,201,000  UNION PACIFIC CORPORATION                                                  7.60       05/05/2005         2,215,342
                                                                                                                  -------------

REAL ESTATE - 1.38%
  4,000,000  DUKE REALTY CORPORATION+/-                                                 2.76       12/22/2006         3,999,184
  1,800,000  JDN REALTY CORPORATION                                                     6.95       08/01/2007         1,921,912
  3,767,253  MELLON RESIDENTIAL FUNDING CORPORATION SERIES 1999-TBC3 CLASS A2+/-        3.09       10/20/2029         3,793,406

                                                                                                                      9,714,502
                                                                                                                  -------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.23%
  1,600,000  NEWELL RUBBERMAID INCORPORATED                                             2.00       05/01/2005         1,596,190
                                                                                                                  -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.29%
  2,000,000  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN+/-                         3.25       05/22/2006         2,008,980
                                                                                                                  -------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.29%
  2,000,000  LAFARGE NORTH AMERICA CORPORATION                                          6.38       07/15/2005         2,021,112
                                                                                                                  -------------

TRANSPORTATION BY AIR - 0.33%
  2,300,000  FEDEX CORPORATION SERIES+/-                                                2.29       04/01/2005         2,299,795
                                                                                                                  -------------

TRANSPORTATION EQUIPMENT - 0.90%
  3,800,000  DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTND+/-                      2.75       09/26/2005         3,814,303
  1,500,000  FORD MOTOR CREDIT COMPANY+/-<<                                             3.38       09/28/2007         1,489,790
  1,000,000  NORTHERN NATURAL GAS++                                                     6.88       05/01/2005         1,006,037

                                                                                                                      6,310,130
                                                                                                                  -------------

TOTAL CORPORATE BONDS & NOTES (COST $181,427,992)                                                                   181,656,070
                                                                                                                  -------------

FUNDING AGREEMENT - 0.35%
  2,500,000  MONUMENTAL LIFE INSURANCE COMPANY+/-                                       2.70       10/20/2006         2,500,000

TOTAL FUNDING AGREEMENT (COST $2,500,000)                                                                             2,500,000
                                                                                                                  -------------

LOAN PARTICIPATION - 1.45%
  4,000,000  TIMES SQUARE DEVELOPMENT BANK LOAN+/-                                      4.64       01/23/2007         4,010,000
  3,699,943  UNITED STATES DEPARTMENT OF AGRICULTURE - PVT+/-                           1.99       06/25/2016         3,699,943
  1,542,658  UNITED STATES DEPARTMENT OF AGRICULTURE - PVT 9 8 2019 SBA GP
             SERIES D#66+/-                                                             5.37       09/08/2019         1,546,515

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                     INTEREST
PRINCIPAL    SECURITY NAME                                                             RATE     MATURITY DATE        VALUE
LOAN PARTICIPATION (continued)
$   935,624  UNITED STATES DEPARTMENT OF AGRICULTURE LOAN+/-                            2.13%      10/15/2020     $     937,963

TOTAL LOAN PARTICIPATION (COST $10,073,215)                                                                         10,194,421
                                                                                                                 -------------

MUNICIPAL BONDS & NOTES - 2.56%
  4,700,000  COLORADO STUDENT OBLIGATION BOND AUTHORITY STUDENT LOAN REVENUE+/-%%       2.02       12/01/2032         4,700,000
  1,925,000  HARRISBURG PA REDEVELOPMENT AUTHORITY%%+/-                                 3.74       11/15/2030         1,915,202
    385,000  HUDSON COUNTY NJ (GENERAL OBLIGATION - STATES, TERRITORIES LOC)            6.09       09/01/2005           390,043
  1,340,000  INDIANA BOARD BANK REVENUE                                                 3.40       01/15/2007         1,340,000
    170,000  INDIANA BOARD BANK REVENUE                                                 3.53       07/15/2007           168,999
    635,000  MINNESOTA STATE MUNICIPAL POWER AGENCY ELECTRIC REVENUE                    2.79       10/01/2005           632,079
  1,900,000  OREGON STATE TAXABLE ALTERNATE ENERGY PROJECT SERIES D                     4.00       04/01/2006         1,904,389
  2,000,000  PENNSYLVANIA STATE HIGHER EDUCATION ASSISTANCE AGENCY STUDENT LOAN
             REVENUE SUB SERIES E+/-%%                                                  2.84       11/01/2028         2,000,000
  5,000,000  SOUTH CAROLINA STUDENT LOAN CORPORATION EDUCATIONAL LOAN REVENUE
             SERIES A-4%%+/-                                                            2.59       06/01/2043         5,000,000

TOTAL MUNICIPAL BONDS & NOTES (COST $18,070,697)                                                                     18,050,712
                                                                                                                  -------------

US GOVERNMENT AGENCY SECURITIES - 23.04%

FEDERAL AGENCY & GOVERNMENT - 0.43%
     17,966  SBA #500276+/-                                                             6.63       05/25/2007            18,387
    195,193  SBA #500957+/-                                                             5.00       07/25/2014           204,455
    122,064  SBA #501224+/-                                                             3.50       06/25/2015           124,413
     24,547  SBA #502966+/-                                                             6.48       05/25/2015            26,126
    177,082  SBA #503405+/-                                                             5.63       05/25/2016           188,841
    850,106  SBA #503611+/-                                                             5.13       12/25/2021           906,311
     26,641  SBA #503653+/-                                                             5.88       01/25/2010            27,613
    429,893  SBA #503658+/-                                                             6.38       09/25/2010           451,536
    198,099  SBA #503664+/-                                                             5.73       01/25/2013           207,363
    815,884  SBA SERIES 10-C                                                            7.88       05/01/2010           857,804

                                                                                                                      3,012,849
                                                                                                                  -------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 6.27%
     46,323  FHLMC # 410220+/-                                                          4.03       10/01/2025            47,433
     81,953  FHLMC # 611084+/-                                                          3.57       06/01/2030            84,374
    439,576  FHLMC #786614+/-                                                           4.30       08/01/2025           449,554
    203,800  FHLMC #845151+/-                                                           3.30       06/01/2022           211,967
     27,454  FHLMC #846367+/-                                                           3.81       04/01/2029            28,301
  2,204,872  FHLMC #E90573<<                                                            6.00       07/01/2017         2,292,655
  4,029,848  FHLMC #G90030                                                              7.50       07/17/2017         4,255,742
    374,654  FHLMC SERIES 1192 CLASS I                                                  7.50       01/15/2007           374,461
    406,591  FHLMC SERIES 31 CLASS A7+/-                                                2.78       05/25/2031           406,561
  1,387,189  FHLMC SERIES T-35 CLASS A+/-                                               2.67       09/25/2031         1,387,803
  8,451,698  FHLMC SERIES T-55 1A2                                                      7.00       03/25/2043         8,782,149
  4,730,189  FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-54 CLASS 3A              7.00       02/25/2043         5,008,085
  5,745,858  FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-54 CLASS 4A+/-           4.14       02/25/2043         6,066,061
  6,504,878  FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-57 CLASS 1A2             7.00       07/25/2043         6,872,807
  7,287,462  FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-58 CLASS 4A              7.50       09/25/2043         7,831,748

                                                                                                                     44,099,701
                                                                                                                  -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.84%
    224,237  FNMA #155506+/-                                                            3.20       04/01/2022           230,797
    651,808  FNMA #190815+/-                                                            3.87       07/01/2017           626,535
     72,172  FNMA #220706+/-                                                            3.36       06/01/2023            74,075
    425,642  FNMA #253482                                                               8.50       10/01/2030           459,862
    126,173  FNMA #318464+/-                                                            3.48       04/01/2025           129,659
    280,317  FNMA #321051+/-                                                            4.07       08/01/2025           287,240
     63,428  FNMA #331866+/-                                                            4.55       12/01/2025            64,790

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                     INTEREST
PRINCIPAL    SECURITY NAME                                                             RATE     MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$15,000,000  FNMA #460900<<                                                             3.92%      01/01/2008     $  14,931,739
     50,319  FNMA #46698+/-                                                             3.78       12/01/2015            50,412
     27,131  FNMA #519047+/-                                                            4.34       09/01/2029            27,917
  3,528,873  FNMA #545927<<                                                             6.50       12/01/2015         3,711,757
  4,113,905  FNMA #631367<<                                                             5.50       02/01/2017         4,217,266
  5,325,660  FNMA #686043<<+/-                                                          4.43       07/01/2033         5,359,609
  5,888,958  FNMA #693015+/-                                                            4.11       06/01/2033         5,880,133
  2,419,927  FNMA #732003+/-                                                            4.48       09/01/2033         2,414,159
  4,681,264  FNMA #734329<<+/-                                                          4.28       06/01/2033         4,687,665
  8,476,240  FNMA #739757+/-                                                            4.07       08/01/2033         8,477,238
  8,323,152  FNMA #741447+/-                                                            4.02       10/01/2033         8,292,475
  7,903,718  FNMA #741454+/-                                                            4.13       10/01/2033         7,879,837
  7,475,770  FNMA #750805+/-<<                                                          4.79       11/25/2033         7,538,549
 13,886,145  FNMA #789463+/-                                                            4.44       06/01/2034        13,902,826
  1,500,802  FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A3                                7.50       05/25/2042         1,572,429
  1,576,661  FNMA GRANTOR TRUST SERIES 2002-T13 CLASS A1+/-                             2.63       08/25/2032         1,576,416
  3,597,079  FNMA GRANTOR TRUST SERIES 2003-T4 CLASS 1A+/-                              2.65       09/26/2033         3,598,216
    366,522  FNMA SERIES 1991-146 CLASS Z                                               8.00       10/25/2006           375,205
    272,689  FNMA SERIES 2001-W1 CLASS AV1+/-                                           2.77       08/25/2031           272,706
  2,255,877  FNMA SERIES 2002-90 CLASS A2                                               6.50       11/25/2042         2,346,819
  4,115,956  FNMA SERIES 2003-W4 3A                                                     7.00       10/25/2042         4,347,478
  4,232,236  FNMA SERIES 2004-W2 2A2                                                    7.00       02/25/2044         4,425,560
  1,682,827  FNMA WHOLE LOAN SERIES 2002-W10 CLASS A6                                   7.50       08/25/2042         1,808,514
  1,861,510  FNMA WHOLE LOAN SERIES 2002-W12 CLASS AV1+/-                               2.71       02/25/2033         1,863,071

                                                                                                                    111,430,954
                                                                                                                  -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.07%
    491,285  GNMA #780533                                                               7.00       07/15/2008           521,054
                                                                                                                  -------------

STUDENT LOAN MARKETING ASSOCIATION - 0.43%
  3,000,000  SLMA SERIES 1999-3 CLASS CTFS+/-                                           3.10       01/26/2015         3,012,090
                                                                                                                  -------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $162,262,375)                                                           162,076,648
                                                                                                                  -------------

US TREASURY SECURITIES - 7.62%

US TREASURY NOTES - 7.62%
  1,750,000  US TREASURY NOTE<<                                                         5.50       02/15/2008         1,835,722
 11,005,000  US TREASURY NOTE<<                                                         3.00       02/15/2008        10,774,577
 29,000,000  US TREASURY NOTE<<                                                         3.38       12/15/2008        28,494,762
 12,500,000  US TREASURY NOTE<<                                                         3.88       05/15/2009        12,485,838

                                                                                                                     53,590,899
                                                                                                                  -------------

TOTAL US TREASURY SECURITIES (COST $54,688,135)                                                                      53,590,899
                                                                                                                  -------------

COLLATERAL FOR SECURITIES LENDING - 14.11%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.68%
  2,199,998  EVERGREEN FUNDS - INSTITUTIONAL MONEY MARKET FUND                                                        2,199,998
  4,999,995  DEUTSCHE SCUDDER INSTITUTIONAL FUND                                                                      4,999,995
  4,640,986  SHORT TERM INVESTMENTS COMPANY LIQUID ASSETS PORTFOLIO                                                   4,640,986
                                                                                                                  -------------

                                                                                                                     11,840,979

COLLATERAL INVESTED IN OTHER SHORT-TERM ASSETS - 12.43%
  4,399,996  BELFORD US CAPITAL COMPANY FLOATING RATE NOTE                              2.59       06/21/2005         4,399,776
  1,319,999  BETA FINANCE INCORPORATED MEDIUM TERM NOTE                                 2.66       06/02/2006         1,320,117
  4,999,995  BLUE RIDGE ASSET FUNDING                                                   2.60       03/01/2005         4,999,995
  2,199,998  CC USA INCORPORATED MEDIUM TERM NOTE                                       2.74       07/05/2005         2,201,208
  2,999,997  CONCORD MINUTEMEN CAP COMPANY COMMERCIAL PAPER SERIES B                    2.57       03/08/2005         2,999,997

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                     INTEREST
PRINCIPAL    SECURITY NAME                                                             RATE     MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER SHORT-TERM ASSETS (continued)
  1,319,999  DEUTSCHE BANK CERTIFICATE OF DEPOSIT                                       2.78       11/10/2005         1,310,231
  1,759,998  K2 USA LLC FLOATING RATE NOTE                                              2.65       07/24/2006         1,759,981
  4,999,995  LEGACY CAPITAL CORPORATION                                                 2.56       03/23/2005         4,992,095
  2,199,998  LEHMAN BROTHERS HOLDINGS MEDIUM TERM NOTE                                  2.82       12/23/2005         2,201,384
  4,399,996  LINKS FINANCE LLC FLOATING RATE NOTE                                       2.58       03/15/2006         4,399,116
  2,639,997  LIQUID FUNDING LIMITED FLOATING RATE CERTIFICATE OF DEPOSIT                2.66       03/29/2005         2,634,691
  2,199,998  LIQUID FUNDING LIMITED FLOATING RATE CERTIFICATE OF DEPOSIT                2.65       03/31/2005         2,199,997
  3,079,997  LIQUID FUNDING LIMITED FLOATING RATE CERTIFICATE OF DEPOSIT                2.65       06/01/2005         3,079,995
  1,759,998  MORGAN STANLEY COLLATERAL TYPE SENIOR NOTE SERIES EXL                      2.59       08/13/2010         1,759,945
  4,399,996  MORGAN STANLEY CPDN                                                        2.71       04/22/2005         4,382,836
  4,399,996  NATEXIS BANQUE NY COLLATERAL TYPE DEPOSIT NOTE                             2.73       06/09/2005         4,385,916
  4,399,996  RACERS TRUST 2004-6-MM                                                     2.60       05/20/2005         4,401,668
  4,399,996  SECURITY LIFE OF DENVER FUNDING AGREEMENT                                  2.76       06/03/2005         4,399,996
  4,399,996  TANGO FINANCIAL CORPORATION MEDIUM TERM NOTE                               2.65       10/25/2006         4,399,072
  2,199,998  TRAVELERS INSURANCE FUNDING AGREEMENT                                      2.67       02/10/2006         2,199,954
 20,999,979  MORGAN STANLEY AGENCY MORTGAGE REPURCHASE AGREEMENT                        2.63       03/01/2005        20,999,979
  1,999,998  BEAR STEARNS AND COMPANY AGENCY MORTGAGE REPURCHASE AGREEMENT              2.64       03/01/2005         1,999,998
                                                                                                                  -------------

                                                                                                                     87,427,947

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $99,268,926)                                                           99,268,926
                                                                                                                  -------------

SHARES
SHORT-TERM INVESTMENTS - 1.82%
 12,809,866  WELLS FARGO MONEY MARKET TRUST(#)>>                                                                     12,809,866
                                                                                                                  -------------

TOTAL SHORT-TERM INVESTMENTS (COST $12,809,866)                                                                      12,809,866
                                                                                                                  -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $799,503,806)*                                        113.68%                                               $ 799,703,747

OTHER ASSETS AND LIABILITIES, NET                           (13.68)                                                 (96,208,098)
                                                            ------                                                -------------

TOTAL NET ASSETS                                            100.00%                                               $ 703,495,649
                                                            ------                                                -------------

+/-   VARIABLE RATE SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $12,809,866.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

%% THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(#) THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


7


                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                   INTEREST
PRINCIPAL   SECURITY NAME                                                            RATE     MATURITY DATE        VALUE
ASSET-BACKED SECURITIES - 4.72%
$  919,500  AESOP FUNDING II LLC SERIES 1998-1 CLASS A++                             6.14%      05/20/2006     $     923,880
   762,652  BANKAMERICA MANUFACTURED HOUSING CONTRACT SERIES 1997-1 CLASS
            A8                                                                       6.73       06/10/2023           773,642
 1,025,000  BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1995-A CLASS
            A3+/-                                                                    3.04       06/01/2025         1,024,908
 1,000,000  CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS 1A5+/-                   6.60       02/25/2032         1,045,288
   935,742  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004 SD4 CLASS
            A1+/-++                                                                  3.03       09/30/2034           935,742
   836,006  EQCC HOME EQUITY LOAN TRUST SERIES 1999-2 CLASS A6F                      6.69       07/25/2030           857,165
   547,424  GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8                  6.86       07/15/2029           573,855
   165,287  GREEN TREE HOME EQUITY LOAN TRUST SERIES 1999-A CLASS M1                 6.92       08/15/2026           166,085
 1,000,000  GREEN TREE HOME EQUITY LOAN TRUST SERIES 1999-C CLASS M2                 8.36       07/15/2030         1,040,554
 1,000,000  MELLON BANK PREMIUM FINANCE LOAN MASTER SERIES 2004-1 CLASS
            A+/-                                                                     2.04       06/15/2009         1,003,179
    62,662  PASS-THROUGH AMORTIZING CREDIT CARD TRUSTS SERIES 2002-1A
            CLASS A2FL+/-++                                                          3.94       06/18/2012            62,657
 1,226,000  RENTAL CAR FINANCE CORPORATION SERIES 1997-1 CLASS B3++                  6.70       09/25/2007         1,229,909
 1,000,000  RESIDENTIAL FUNDING MORTGAGE SECURITIES II SERIES 2002-HI3
            CLASS A6                                                                 5.98       08/25/2019         1,015,964
    55,463  VAN KAMPEN CLO I LIMITED+/-++                                            2.35       10/08/2007            55,463

TOTAL ASSET-BACKED SECURITIES (COST $10,571,269)                                                                  10,708,291
                                                                                                               -------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.97%
   913,356  COUNTRYWIDE HOME LOANS++                                                 6.50       11/25/2034           951,745
 1,612,422  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION 2003-17 CLASS
            4A1                                                                      5.50       06/25/2033         1,607,529
 1,344,517  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION 2004-AR5
            CLASS 10A1+/-                                                            5.03       05/01/2034         1,350,710
 1,350,000  FANNIE MAE WHOLE LOAN SERIES 2002-W4 CLASS A4                            6.25       05/25/2042         1,390,176
 1,284,787  FANNIE MAE WHOLE LOAN SERIES 2004-W11 CLASS 1A3                          7.00       05/25/2044         1,352,665
   397,789  FANNIE MAE WHOLE LOAN SERIES 2004-W8 CLASS 3A                            7.50       06/25/2044           427,718
 2,956,128  HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-              2.94       01/19/2035         2,956,128
 1,222,808  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 1997-C1
            CLASS A3                                                                 7.12       06/18/2029         1,272,850
   749,069  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A1V+/-              2.77       11/10/2030           749,690
   269,611  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS D                   7.56       11/10/2030           284,333
   848,383  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS
            A1+/-++                                                                  6.50       10/25/2034           874,127
   321,957  RESIDENTIAL FUNDING SECURITIES CORPORATION SERIES 2003-RP1
            CLASS A1+/-++                                                            2.68       11/25/2034           323,694

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $13,592,709)                                                      13,541,365
                                                                                                               -------------

CORPORATE BONDS & NOTES - 37.13%

AEROSPACE, DEFENSE - 0.29%
   600,000  AMOR HOLDINGS INCORPORATED                                               8.25       08/15/2013           666,000
                                                                                                               -------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.41%
   500,000  PHILLIPS-VAN HEUSEN                                                      7.75       11/15/2023           530,000
   375,000  RUSSELL CORPORATION                                                      9.25       05/01/2010           404,531

                                                                                                                     934,531
                                                                                                               -------------

BUSINESS SERVICES - 1.10%
   250,000  AFFINITY GROUP INCORPORATED                                              9.00       02/15/2012           270,000
   600,000  CENDANT CORPORATION                                                      7.38       01/15/2013           687,147
   500,000  FISERV INCORPORATED                                                      4.00       04/15/2008           494,889
   375,000  IRON MOUNTAIN INCORPORATED                                               8.63       04/01/2013           392,813
   600,000  NCR CORPORATION                                                          7.13       06/15/2009           650,957

                                                                                                                   2,495,806
                                                                                                               -------------

CHEMICALS & ALLIED PRODUCTS - 2.81%
   225,000  AIRGAS INCORPORATED                                                      9.13       10/01/2011           248,062
   500,000  AIRGAS INCORPORATED SERIES MTN                                           7.75       09/15/2006           522,500
   650,000  BRISTOL MYERS SQUIBB                                                     5.75       10/01/2011           688,320
   375,000  IMC GLOBAL INCORPORATED                                                 10.88       06/01/2008           438,281
   325,000  IMC GLOBAL INCORPORATED SERIES B                                        11.25       06/01/2011           368,875
   900,000  LYONDELL CHEMICAL COMPANY SERIES A                                       9.63       05/01/2007           985,500
   400,000  OLIN CORPORATION                                                         9.13       12/15/2011           488,861

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                   INTEREST
PRINCIPAL   SECURITY NAME                                                            RATE     MATURITY DATE        VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
$  850,000  RPM INTERNATIONAL INCORPORATED                                           7.00%      06/15/2005     $     852,861
   800,000  SENSIENT TECHNOLOGIES                                                    6.50       04/01/2009           825,880
   400,000  WITCO COMPANY                                                            7.75       04/01/2023           398,000
   500,000  WYETH                                                                    6.95       03/15/2011           555,085

                                                                                                                   6,372,225
                                                                                                               -------------

COMMUNICATIONS - 1.36%
   575,000  CANWEST MEDIA INCORPORATED                                              10.63       05/15/2011           638,969
   475,000  COX COMMUNICATIONS INCORPORATED                                          7.88       08/15/2009           531,071
   500,000  L3 COMMUNICATIONS CORPORATION                                            7.63       06/15/2012           546,250
   375,000  PANAMSAT CORPORATION                                                     6.38       01/15/2008           389,531
   275,000  SINCLAIR BROADCAST GROUP INCORPORATED                                    8.75       12/15/2011           297,687
   600,000  TIME WARNER INCORPORATED                                                 6.88       05/01/2012           672,370

                                                                                                                   3,075,878
                                                                                                               -------------

CONSUMER SERVICES - 0.24%
   500,000  NIELSEN MEDIA                                                            7.60       06/15/2009           545,492
                                                                                                               -------------

DEPOSITORY INSTITUTIONS - 5.76%
 1,100,000  ASSOCIATED BANCORP                                                       6.75       08/15/2011         1,212,827
 1,050,000  BANK ONE CAPITAL IV+/-                                                   3.90       09/01/2030         1,057,604
 1,839,000  BANKAMERICA CAPITAL III+/-                                               3.23       01/15/2027         1,777,975
 1,000,000  CITY NATIONAL BANK                                                       6.75       09/01/2011         1,105,253
   625,000  COLONIAL BANK                                                            9.38       06/01/2011           728,607
 1,226,000  DEPOSIT GUARANTY CORPORATION                                             7.25       05/01/2006         1,275,013
 1,226,000  FARMERS EXCHANGE CAPITAL++                                               7.20       07/15/2048         1,286,882
   250,000  FIRSTAR BANK NA                                                          7.13       12/01/2009           278,462
   800,000  HAVEN CAPITAL TRUST I                                                   10.46       02/01/2027           901,831
   665,000  MANUFACTURERS & TRADERS TRUST COMPANY                                    8.00       10/01/2010           774,296
   650,000  NATIONAL CAPITAL COMMERCE INCORPORATED+/-                                3.54       04/01/2027           639,368
   450,000  NTC CAPITAL TRUST SERIES A+/-                                            3.18       01/15/2027           430,396
   725,000  TCF FINANCIAL BANK                                                       5.00       06/15/2014           722,599
   750,000  WACHOVIA BANK NA CHARLOTTE SERIES BKNT                                   7.80       08/18/2010           865,825

                                                                                                                  13,056,938
                                                                                                               -------------

EDUCATIONAL SERVICES - 1.86%
 2,235,000  MASSACHUSETTS INSTITUTE OF TECHNOLOGY                                    7.25       11/02/2049         2,858,840
 1,250,000  STANFORD UNIVERSITY SERIES MTNA                                          6.16       04/30/2011         1,362,327

                                                                                                                   4,221,167
                                                                                                               -------------

ELECTRIC, GAS & SANITARY SERVICES - 0.39%
   500,000  DUKE ENERGY FIELD SERVICES LLC                                           7.88       08/16/2010           575,642
   300,000  SEMCO ENERGY INCORPORATED                                                7.13       05/15/2008           312,852

                                                                                                                     888,494
                                                                                                               -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 0.62%
   500,000  RAYOVAC CORPORATION++                                                    7.38       02/01/2015           511,250
   850,000  THOMAS & BETTS CORPORATION SERIES MTN                                    6.63       05/07/2008           890,831

                                                                                                                   1,402,081
                                                                                                               -------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.28%
   600,000  MASSEY ENERGY COMPANY                                                    6.95       03/01/2007           627,000
                                                                                                               -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                   INTEREST
PRINCIPAL   SECURITY NAME                                                            RATE     MATURITY DATE        VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.62%
$  775,000  THE SHAW GROUP INCORPORATED                                             10.75%      03/15/2010     $     864,125
   525,000  VALMONT INDUSTRIES INCORPORATED                                          6.88       05/01/2014           544,031

                                                                                                                   1,408,156
                                                                                                               -------------

FOOD & KINDRED PRODUCTS - 1.35%
   650,000  CONAGRA FOODS INCORPORATED                                               7.88       09/15/2010           752,789
   375,000  CONSTELLATION BRANDS INCORPORATED SERIES B                               8.00       02/15/2008           406,875
   485,000  CORN PRODUCTS INTERNATIONAL INCORPORATED                                 8.25       07/15/2007           526,895
   385,000  COTT BEVERAGES USA INCORPORATED                                          8.00       12/15/2011           413,394
   500,000  GENERAL MILLS INCORPORATED                                               6.00       02/15/2012           536,400
   375,000  LAND O' LAKES INCORPORATED                                               9.00       12/15/2010           413,438

                                                                                                                   3,049,791
                                                                                                               -------------

FORESTRY - 0.54%
   500,000  TEMBEC INDUSTRIES                                                        8.63       06/30/2009           501,250
   700,000  WEYERHAEUSER COMPANY                                                     6.00       08/01/2006           720,969

                                                                                                                   1,222,219
                                                                                                               -------------

GENERAL MERCHANDISE STORES - 0.23%
   475,000  RITE AID CORPORATION                                                     9.50       02/15/2011           515,375
                                                                                                               -------------

HEALTH SERVICES - 1.32%
   850,000  AMERICAN ASSOCIATION OF RETIRED PERSONS++                                7.50       05/01/2031         1,035,286
   600,000  HEALTHSOUTH CORPORATION                                                  7.63       06/01/2012           607,500
   400,000  NDC HEALTH CORPORATION                                                  10.50       12/01/2012           410,500
   860,000  US ONCOLOGY INCORPORATED++                                               9.00       08/15/2012           939,550

                                                                                                                   2,992,836
                                                                                                               -------------

HOLDING & OTHER INVESTMENT OFFICES - 0.84%
   475,000  JOHNSONDIVERSEY INCORPORATED SERIES B                                    9.63       05/15/2012           532,000
   500,000  NATIONAL CITY BANK OF COLUMBUS SERIES 4                                  7.25       07/15/2010           564,307
   750,000  PRINCIPAL LIFE GLOBAL FUNDING I++                                        6.25       02/15/2012           816,974

                                                                                                                   1,913,281
                                                                                                               -------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.23%
   500,000  STEELCASE INCORPORATED                                                   6.38       11/15/2006           510,869
                                                                                                               -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.06%
   126,000  HOST MARRIOTT CORPORATION SERIES B                                       7.88       08/01/2008           129,465
                                                                                                               -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.91%
   500,000  AMERICAN STANDARD INCORPORATED                                           8.25       06/01/2009           570,621
   400,000  BRIGGS & STRATTON CORPORATION                                            8.88       03/15/2011           480,000
   350,000  FLEXTRONICS INTERNATIONAL SERIES                                         6.13       11/15/2014           353,500
   625,000  UNISYS CORPORATION                                                       6.88       03/15/2010           648,438

                                                                                                                   2,052,559
                                                                                                               -------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.32%
   670,000  NLV FINANCIAL CORPORATION++                                              7.50       08/15/2033           727,818
                                                                                                               -------------

INSURANCE CARRIERS - 4.03%
   500,000  AMERUS GROUP COMPANY                                                     6.95       06/15/2005           504,111
   675,000  BLUE CROSS & BLUE SHIELD OF FLORIDA++                                    8.25       11/15/2011           768,453
   400,000  JOHN HANCOCK GLOBAL FUNDING II++                                         7.90       07/02/2010           460,327

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                   INTEREST
PRINCIPAL   SECURITY NAME                                                            RATE     MATURITY DATE        VALUE
INSURANCE CARRIERS (continued)
$  807,000  MARKEL CORPORATION                                                       7.20%      08/15/2007     $     840,919
 2,000,000  MINNESOTA LIFE INSURANCE COMPANY++                                       8.25       09/15/2025         2,567,320
 1,073,000  PRUDENTIAL INSURANCE COMPANY OF AMERICA++                                7.65       07/01/2007         1,153,471
   682,000  REINSURANCE GROUP OF AMERICA++                                           7.25       04/01/2006           699,606
   750,000  RELIASTAR FINANCIAL CORPORATION                                          8.00       10/30/2006           799,065
   700,000  UNITRIN INCORPORATED                                                     5.75       07/01/2007           718,649
   625,000  WR BERKLEY CORPORATION                                                   5.13       09/30/2010           622,339

                                                                                                                   9,134,260
                                                                                                               -------------

MACHINERY - 0.28%
   600,000  JLG INDUSTRIES INCORPORATED                                              8.25       05/01/2008           642,000
                                                                                                               -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS - 0.32%
   650,000  PERKINELMER INCORPORATED                                                 8.88       01/15/2013           729,625
                                                                                                               -------------

METAL MINING - 0.17%
   125,000  CENTURY ALUMINUM COMPANY++                                               7.50       08/15/2014           134,375
   250,000  NOVELIS INCORPORATED ++                                                  7.25       02/15/2015           258,750

                                                                                                                     393,125
                                                                                                               -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.12%
   800,000  GENERAL ELECTRIC COMPANY                                                 5.00       02/01/2013           811,974
   585,000  JACUZZI BRANDS INCORPORATED                                              9.63       07/01/2010           653,737
   375,000  OWENS-BROCKWAY                                                           8.88       02/15/2009           405,000
   625,000  SPX CORPORATION                                                          6.25       06/15/2011           678,906

                                                                                                                   2,549,617
                                                                                                               -------------

MISCELLANEOUS RETAIL - 0.40%
   375,000  JEAN COUTU GROUP (PJC) INCORPORATED++                                    7.63       08/01/2012           393,750
   510,000  REMINGTON ARMS COMPANY INCORPORATED                                     10.50       02/01/2011           503,625

                                                                                                                     897,375
                                                                                                               -------------

NATIONAL SECURITY & INTERNATIONAL AFFAIRS - 0.31%
   600,000  GOODRICH CORPORATION                                                     7.63       12/15/2012           706,681
                                                                                                               -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.96%
   650,000  ATHENA NEUROSCIENCES FINANCE LLC                                         7.25       02/21/2008           598,000
 1,000,000  FORD MOTOR CREDIT COMPANY                                                7.38       10/28/2009         1,048,406
   500,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                    7.75       01/19/2010           521,865

                                                                                                                   2,168,271
                                                                                                               -------------

OIL & GAS EXTRACTION - 1.23%
   910,000  HALLIBURTON COMPANY+/-                                                   4.16       10/17/2005           916,465
   500,000  MARATHON OIL CORPORATION CONSOLIDATED                                    6.85       03/01/2008           536,178
   336,000  PARKER DRILLING COMPANY SERIES B                                        10.13       11/15/2009           354,060
   525,000  PIONEER NATURAL RESOURCES COMPANY                                        6.50       01/15/2008           553,811
   375,000  SWIFT ENERGY COMPANY                                                     9.38       05/01/2012           417,187

                                                                                                                   2,777,701
                                                                                                               -------------

PAPER & ALLIED PRODUCTS - 0.66%
   850,000  ABITIBI CONSOLIDATED INCORPORATED                                        6.95       12/15/2006           875,500
   600,000  SOLO CUP COMPANY                                                         8.50       02/15/2014           624,000

                                                                                                                   1,499,500
                                                                                                               -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                   INTEREST
PRINCIPAL   SECURITY NAME                                                            RATE     MATURITY DATE        VALUE
PERSONAL SERVICES - 0.36%
$  330,000  ALDERWOODS GROUP INCORPORATED++                                          7.75%      09/15/2012     $     353,925
    35,000  SERVICE CORPORATION INTERNATIONAL                                        6.00       12/15/2005            35,481
   400,000  SERVICE CORPORATION INTERNATIONAL                                        6.50       03/15/2008           417,000

                                                                                                                     806,406
                                                                                                               -------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.22%
   480,000  CITGO PETROLEUM CORPORATION++                                            6.00       10/15/2011           494,400
                                                                                                               -------------

PIPELINES, EXCEPT NATURAL GAS - 0.39%
   825,000  EL PASO PRODUCTION HOLDING COMPANY                                       7.75       06/01/2013           884,813
                                                                                                               -------------

PRIMARY METAL INDUSTRIES - 0.38%
   500,000  ISPAT INLAND ULC UNRESTRICTED+/-                                         8.76       04/01/2010           546,250
   273,000  UNITED STATES STEEL LLC                                                 10.75       08/01/2008           324,188

                                                                                                                     870,438
                                                                                                               -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.78%
   525,000  AMERICAN GREETINGS CORPORATION                                           6.10       08/01/2028           555,844
   500,000  HOUGHTON MIFFLIN COMPANY                                                 8.25       02/01/2011           527,500
   600,000  VIACOM INCORPORATED                                                      7.70       07/30/2010           683,111

                                                                                                                   1,766,455
                                                                                                               -------------

RECREATION - 0.09%
   200,000  AMF BOWLING WORLDWIDE INCORPORATED                                      10.00       03/01/2010           206,000
                                                                                                               -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.81%
 1,000,000  GOLDMAN SACHS GROUP INCORPORATED+/-                                      2.43       07/23/2009         1,004,939
   750,000  MORGAN STANLEY                                                           6.75       04/15/2011           828,302

                                                                                                                   1,833,241
                                                                                                               -------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.26%
   500,000  TEXAS INDUSTRIES INCORPORATED                                           10.25       06/15/2011           580,000
                                                                                                               -------------

TELECOMMUNICATIONS - 0.32%
   700,000  SPRINT CAPITAL CORPORATION                                               6.00       01/15/2007           723,397
                                                                                                               -------------

TRANSPORTATION BY AIR - 0.88%
   315,575  CONTINENTAL AIRLINES INCORPORATED SERIES 974C                            6.80       07/02/2007           266,671
   223,489  DELTA AIR LINES INCORPORATED                                             7.78       01/02/2012           127,874
   370,000  DELTA AIR LINES INCORPORATED SERIES SINKING++                            7.78       11/18/2008           323,750
    30,000  DELTA AIR LINES SERIES 00-1                                              7.78       11/18/2005            26,303
   843,114  FEDEX CORPORATION SERIES 97-B                                            7.52       01/15/2018           920,909
   354,171  NORTHWEST AIRLINES INCORPORATED SERIES 991A                              6.81       02/01/2020           324,007

                                                                                                                   1,989,514
                                                                                                               -------------

TRANSPORTATION EQUIPMENT - 1.20%
   475,000  ALLIANT TECHSYSTEMS INCORPORATED                                         8.50       05/15/2011           510,625
   650,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                   7.75       01/18/2011           738,961
   550,000  DELCO REMY INTERNATIONAL INCORPORATED+/-                                 6.07       04/15/2009           561,000
   860,000  NAVISTAR INTERNATIONAL                                                   7.50       06/15/2011           915,900

                                                                                                                   2,726,486
                                                                                                               -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                   INTEREST
PRINCIPAL   SECURITY NAME                                                            RATE     MATURITY DATE        VALUE
TRANSPORTATION SERVICES - 0.02%
$   53,000  TEEKAY SHIPPING CORPORATION                                              8.32%      02/01/2008     $      53,265
                                                                                                               -------------

WATER TRANSPORTATION - 0.19%
   400,000  OVERSEAS SHIPHOLDING GROUP                                               8.25       03/15/2013           440,000
                                                                                                               -------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.09%
   200,000  AVIALL INCORPORATED SERIES                                               7.63       07/01/2011           213,000
                                                                                                               -------------

WHOLESALE TRADE-DURABLE GOODS - 0.12%
   250,000  ROUNDY'S INCORPORATED                                                    8.88       06/15/2012           271,250
                                                                                                               -------------

TOTAL CORPORATE BONDS & NOTES (COST $80,241,277)                                                                  84,164,801
                                                                                                               -------------

MUNICIPAL BONDS & NOTES - 1.24%
 1,225,000  HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES LEASING
            REVENUE                                                                  7.40       12/01/2025         1,527,526
 1,310,000  INDIANA BOND BANK REVENUE                                                4.73       01/15/2014         1,298,603

TOTAL MUNICIPAL BONDS & NOTES (COST $2,565,688)                                                                    2,826,129
                                                                                                               -------------

US GOVERNMENT AGENCY SECURITIES - 36.56%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 14.98%
 1,302,741  FHLMC #A15838                                                            5.50       12/01/2033         1,316,936
 2,576,829  FHLMC SERIES 1675 CLASS KZ                                               6.50       02/15/2024         2,702,859
 5,000,000  FHLMC SERIES 2358 CLASS PD                                               6.00       09/15/2016         5,171,480
 7,500,000  FHLMC SERIES 2363 CLASS PF                                               6.00       09/15/2016         7,746,773
 6,500,000  FHLMC SERIES 2416 CLASS PE                                               6.00       10/15/2021         6,705,797
 1,500,000  FHLMC SERIES 2439 CLASS LG                                               6.00       09/15/2030         1,526,494
 1,329,060  FHLMC SERIES T-20 CLASS A6+/-                                            7.49       09/25/2029         1,359,224
 5,943,531  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A4Z           6.50       02/25/2042         6,179,418
 1,165,994  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A            7.50       09/25/2043         1,253,080

                                                                                                                  33,962,061
                                                                                                               -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 17.73%
 1,400,675  FNMA #380581                                                             6.18       08/01/2008         1,466,781
   961,134  FNMA #383017                                                             6.49       01/01/2008         1,006,378
 1,480,698  FNMA #386890                                                             3.99       04/01/2011         1,432,112
 2,005,819  FNMA #555326                                                             5.50       04/01/2033         2,024,584
   769,103  FNMA #678939                                                             5.50       02/01/2018           788,427
   732,103  FNMA #701350                                                             5.50       04/01/2018           750,497
 3,973,486  FNMA #725232                                                             5.00       03/01/2034         3,926,440
 1,101,690  FNMA #731996+/-                                                          4.09       09/01/2033         1,099,540
   882,942  FNMA #739757+/-                                                          4.07       08/01/2033           883,046
 1,239,969  FNMA #741305                                                             5.00       09/01/2018         1,249,644
 1,622,853  FNMA #741458+/-                                                          4.48       10/01/2033         1,618,202
 2,490,825  FNMA #765178                                                             5.00       01/01/2019         2,510,258
 1,851,486  FNMA #789463+/-                                                          4.44       06/01/2034         1,853,710
 1,962,646  FNMA #801908                                                             5.00       11/01/2019         1,977,958
 3,000,000  FNMA 15YR MAR FWD%%                                                      4.50       03/15/2035         2,959,686
   333,165  FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                               7.00       12/25/2041           351,905
 3,483,536  FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                               6.00       02/25/2044         3,570,032
   751,959  FNMA SERIES 2002-90 CLASS A2                                             6.50       11/25/2042           782,273
 5,685,683  FNMA SERIES 2003-92 CLASS HP                                             4.50       09/25/2018         5,673,358
 2,860,988  FNMA SERIES 2003-97 CLASS CA                                             5.00       10/25/2018         2,892,049
 1,331,341  FNMA WHOLE LOAN                                                          7.00       12/25/2033         1,390,725

                                                                                                                  40,207,605
                                                                                                               -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                   INTEREST
PRINCIPAL   SECURITY NAME                                                            RATE     MATURITY DATE        VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.54%
$  273,029  GNMA #345066                                                             6.50%      10/15/2023     $     288,354
   209,270  GNMA #346960                                                             6.50       12/15/2023           221,016
   187,315  GNMA #354692                                                             6.50       11/15/2023           197,828
   269,950  GNMA #361398                                                             6.50       01/15/2024           284,757
   320,492  GNMA #366641                                                             6.50       11/15/2023           338,481
    81,033  GNMA #473918                                                             7.00       04/15/2028            85,970
   148,479  GNMA #525459                                                             7.25       07/15/2006           149,776
    93,962  GNMA #531436                                                             7.00       06/15/2042           107,020
     2,058  GNMA #531965                                                             7.72       12/15/2041             2,321
    59,665  GNMA #533858                                                             7.35       08/15/2042            67,022
 5,500,000  GNMA SERIES 2003-38 CLASS JC+/-                                          7.04       04/16/2024         6,271,791

                                                                                                                   8,014,336
                                                                                                               -------------

STUDENT LOAN MARKETING ASSOCIATION - 0.31%
   700,000  SLMA SERIES 1999-3 CLASS CTFS+/-                                         3.10       01/26/2015           702,821
                                                                                                               -------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $82,285,822)                                                          82,886,823
                                                                                                               -------------

SHARES
PRIVATE INVESTMENT PARTNERSHIPS - 0.02%
       547  PPM AMERICA CBO II, LP+                                                                                   54,174

TOTAL PRIVATE INVESTMENT PARTNERSHIPS (COST $386,266)                                                                 54,174
                                                                                                               -------------

                                                                                   INTEREST
PRINCIPAL                                                                            RATE     MATURITY DATE
US TREASURY SECURITIES - 11.55%

US TREASURY BONDS - 11.55%
 2,250,000  US TREASURY BOND                                                         8.00       11/15/2021         3,093,487
 7,150,000  US TREASURY BOND                                                         7.25       08/15/2022         9,250,034
 8,515,000  US TREASURY BOND                                                         6.25       08/15/2023        10,034,400
 2,950,000  US TREASURY BOND                                                         5.38       02/15/2031         3,243,616
   400,000  US TREASURY BOND - INFLATION PROTECTED**                                 3.38       04/15/2032           566,701

                                                                                                                  26,188,238
                                                                                                               -------------

TOTAL US TREASURY SECURITIES (COST $25,261,407)                                                                   26,188,238
                                                                                                               -------------

TERM LOANS - 0.45%
 1,000,000  NOVELIS INCORPORATED TERM LOAN B++                                                  01/07/2012         1,012,500

TOTAL TERM LOANS (COST $1,009,929)                                                                                 1,012,500
                                                                                                               -------------

SHORT-TERM INVESTMENTS - 2.91%
 6,606,662  WELLS FARGO MONEY MARKET TRUST(#)>>                                                                    6,606,662
                                                                                                               -------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,606,662)                                                                     6,606,662
                                                                                                               -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $222,521,029)*                                       100.55%                                             $ 227,988,983

OTHER ASSETS AND LIABILITIES, NET                           (0.55)                                                (1,253,712)
                                                           ------                                              -------------

TOTAL NET ASSETS                                           100.00%                                             $ 226,735,271
                                                           ------                                              -------------

+     NON-INCOME EARNING SECURITIES.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,606,662.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

(#) THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+/-   VARIABLE RATE SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

%% SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $2,997,188. (SEE NOTE 2)

** U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


8


                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   TACTICAL MATURITY BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                   INTEREST
PRINCIPAL    SECURITY NAME                                                           RATE     MATURITY DATE        VALUE
AGENCY NOTES - INTEREST BEARING - 44.07%
$27,500,000  FFCB                                                                    2.09%      01/30/2006     $  27,176,160
 33,550,000  FHLB<<                                                                  1.52       07/14/2005        33,386,041
 32,000,000  FHLB                                                                    1.55       07/14/2005        31,847,104
 33,000,000  FHLB                                                                    2.25       01/30/2006        32,658,450
 21,000,000  FHLMC                                                                   2.50       11/30/2005        20,881,329
 30,000,000  FHLMC                                                                   2.20       12/01/2005        29,764,710
 26,000,000  FHLMC                                                                   2.15       01/30/2006        25,707,734

TOTAL AGENCY NOTES - INTEREST BEARING (COST $202,980,537)                                                        201,421,528
                                                                                                               -------------

ASSET-BACKED SECURITIES - 5.60%
 19,650,000  HOUSEHOLD CREDIT CARD MASTER NOTE TRUST I SERIES 2000-1 CLASS A+/-      2.73       08/15/2008        19,670,007
  5,947,794  SLM STUDENT LOAN TRUST SERIES 2004-6 CLASS A1+/-                        2.10       01/25/2010         5,945,541

TOTAL ASSET-BACKED SECURITIES (COST $25,527,119)                                                                  25,615,548
                                                                                                               -------------

CORPORATE BONDS & NOTES - 3.72%

INSURANCE AGENTS, BROKERS & SERVICE - 3.72%
 17,000,000  ALLSTATE LIFE GLOBAL FUNDING+/-                                         2.53       09/22/2006        16,998,929
                                                                                                               -------------

TOTAL CORPORATE BONDS & NOTES (COST $17,000,000)                                                                  16,998,929
                                                                                                               -------------

US TREASURY SECURITIES - 34.14%

US TREASURY BONDS - 34.14%
 45,400,000  US TREASURY BOND<<                                                      6.00       02/15/2026        52,566,481
 36,100,000  US TREASURY BOND<<                                                      6.63       02/15/2027        45,013,595
  5,700,000  US TREASURY BOND<<                                                      6.13       08/15/2029         6,796,138
 20,925,000  US TREASURY BOND<<                                                      6.25       05/15/2030        25,419,795
 23,875,000  US TREASURY BOND<<                                                      5.38       02/15/2031        26,251,303

                                                                                                                 156,047,312
                                                                                                               -------------

TOTAL US TREASURY SECURITIES (COST $157,664,210)                                                                 156,047,312
                                                                                                               -------------

SHARES
COLLATERAL FOR SECURITIES LENDING - 42.64%

COLLATERAL INVESTED IN MONEY MARKET FUNDS -3.72%
  1,714,000  EVERGREEN FUNDS - INSTITUTIONAL MONEY MARKET FUND                                                     1,714,000
 10,000,000  DEUTSCHE SCUDDER INSTITUTIONAL FUND                                                                  10,000,000
  5,267,935  SHORT TERM INVESTMENTS COMPANY LIQUID ASSETS PORTFOLIO                                                5,267,935

                                                                                                                  16,981,935
                                                                                                               -------------
COLLATERAL INVESTED IN OTHER SHORT-TERM ASSETS - 38.92%
  3,429,000  BELFORD US CAPITAL COMPANY FLOATING RATE NOTE                           2.59%        06/21/05         3,428,829
  1,029,000  BETA FINANCE INCORPORATED MEDIUM TERM NOTE                              2.66         06/02/06         1,029,093
 10,000,000  BLUE RIDGE ASSET FUNDING                                                2.60         03/01/05        10,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   TACTICAL MATURITY BOND PORTFOLIO
--------------------------------------------------------------------------------

  1,714,000  CC USA INCORPORATED MEDIUM TERM NOTE                                    2.74         07/05/05         1,714,943
  5,000,000  CONCORD MINUTEMEN CAP COMPANY COMMERCIAL PAPER SERIES B                 2.57         03/08/05         5,000,000
  4,000,000  CONCORD MINUTEMEN CAP COMPANY COMMERCIAL PAPER SERIES B                 2.57         03/07/06         3,868,520
  1,029,000  DEUTSCHE BANK CERTIFICATE OF DEPOSIT                                    2.78         11/10/05         1,021,385
  1,372,000  K2 USA LLC FLOATING RATE NOTE                                           2.65         07/24/06         1,371,986
 10,000,000  LEGACY CAPITAL CORPORATION                                              2.83         05/17/05         9,940,100
  1,714,000  LEHMAN BROTHERS HOLDINGS MEDIUM TERM NOTE                               2.82         12/23/05         1,715,080
  5,000,000  LEHMAN BROTHERS HOLDINGS FLOATING RATE CERTIFICATE OF DEPOSIT           2.56         08/16/05         5,000,000
  3,429,000  LINKS FINANCE LLC FLOATING RATE NOTE                                    2.58         03/15/06         3,428,314
  2,057,000  LIQUID FUNDING LIMITED FLOATING RATE CERTIFICATE OF DEPOSIT             2.66         03/29/05         2,052,865
  1,714,000  LIQUID FUNDING LIMITED FLOATING RATE CERTIFICATE OF DEPOSIT             2.65         03/31/05         1,714,000
  2,400,000  LIQUID FUNDING LIMITED FLOATING RATE CERTIFICATE OF DEPOSIT             2.65         06/01/05         2,400,000
  1,372,000  MORGAN STANLEY COLLATERAL TYPE SENIOR NOTE SERIES EXL                   2.59         08/13/10         1,371,959
  3,429,000  MORGAN STANLEY CPDN                                                     2.71         04/22/05         3,415,627
  3,429,000  NATEXIS BANQUE NY COLLATERAL TYPE DEPOSIT NOTE                          2.73         06/09/05         3,418,027
  3,429,000  RACERS TRUST 2004-6-MM                                                  2.60         05/20/05         3,430,303
  3,429,000  SECURITY LIFE OF DENVER FUNDING AGREEMENT                               2.76         06/03/05         3,429,000
  3,429,000  TANGO FINANCIAL CORPORATION MEDIUM TERM NOTE                            2.65         10/25/06         3,428,280
 10,000,000  TRANSAMERICA ASSET FUNDING COMMERCIAL PAPER                             2.54         03/08/05         9,995,100
  1,714,000  TRAVELERS INSURANCE FUNDING AGREEMENT                                   2.67         02/10/06         1,713,966
 94,000,000  BEAR STEARNS AND COMPANY AGENCY MORTGAGE REPURCHASE AGREEMENT           2.64         03/01/05        94,000,000

                                                                                                                 177,887,377
                                                                                                               -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $194,869,312)                                                      194,869,312
                                                                                                               -------------

SHORT-TERM INVESTMENTS - 11.15%
 50,955,638  WELLS FARGO MONEY MARKET TRUST(#)>>                                                                  50,955,638
                                                                                                               -------------

TOTAL SHORT-TERM INVESTMENTS (COST $50,955,638)                                                                   50,955,638
                                                                                                               -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $648,996,816)*                                       142.82%                                             $ 645,908,267

OTHER ASSETS AND LIABILITIES, NET                          (42.82)                                              (193,655,657)
                                                           ------                                              -------------

TOTAL NET ASSETS                                           100.00%                                             $ 452,252,610
                                                           ------                                              -------------

+/-   VARIABLE RATE SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

(#) THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $50,955,638.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

2


ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Managed Fixed Income Portfolio, Wells Fargo Stable Income Portfolio, Wells Fargo Strategic Value Bond Portfolio, and Wells Fargo Tactical Maturity Bond Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: April 13, 2005


/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Master Trust

                                  CERTIFICATION

I, Stacie D. DeAngelo, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Managed Fixed Income Portfolio, Wells Fargo Stable Income Portfolio, Wells Fargo Strategic Value Bond Portfolio, and Wells Fargo Tactical Maturity Bond Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: April 13, 2005


/s/ Stacie D. DeAngelo

Stacie D. DeAngelo
Treasurer
Wells Fargo Master Trust

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Master Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President


                                        By: /s/ Stacie D. DeAngelo

                                            Stacie D. DeAngelo
                                            Treasurer

Date: April 13, 2005

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Master Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President


                                        By: /s/ Stacie D. DeAngelo

                                            Stacie D. DeAngelo
                                            Treasurer

Date: April 13, 2005